Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 31.3%
		Australia: 0.0%
100,000	(1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	$ 110,347	0.0

		Brazil: 0.7%
400,000	(1),(2)	Itau Unibanco Holding SA/Cayman Island, 3.875%, 04/15/2031	401,120	0.1
250,000	(1)	Klabin Austria GmbH, 3.200%, 01/12/2031	249,472	0.1
300,000	(1),(3)	Klabin Austria GmbH, 5.750%, 04/03/2029	346,800	0.1
400,000		MercadoLibre, Inc., 2.375%, 01/14/2026	403,500	0.1
200,000		MercadoLibre, Inc., 3.125%, 01/14/2031	201,128	0.0
550,000		Petrobras Global Finance BV, 5.600%, 01/03/2031	614,762	0.1
250,000		Suzano Austria GmbH, 5.000%, 01/15/2030	283,003	0.1
400,000		Vale Overseas Ltd., 3.750%, 07/08/2030	438,940	0.1
			2,938,725	0.7

		Canada: 0.6%
465,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	462,094	0.1
250,000	(2)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	258,369	0.1
324,000		Canadian Imperial Bank of Commerce, 3.100%, 04/02/2024	349,913	0.1
220,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	232,787	0.0
365,000		Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	409,765	0.1
239,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	262,250	0.1
340,000	(1)	GFL Environmental, Inc., 3.500%, 09/01/2028	335,009	0.1
75,000	(1)	GFL Environmental, Inc., 3.750%, 08/01/2025	76,641	0.0
200,000		Nutrien Ltd., 2.950%, 05/13/2030	218,706	0.0
135,000		Teck Resources Ltd., 6.000%, 08/15/2040	168,688	0.0
			2,774,222	0.6

		Cayman Islands: 0.1%
15,000	(1)	Seagate HDD Cayman, 3.125%, 07/15/2029	14,560	0.0
430,000	(1)	Seagate HDD Cayman, 3.375%, 07/15/2031	419,788	0.1
			434,348	0.1

		Chile: 0.2%
300,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	336,975	0.1
325,000	(1)	Colbun SA, 3.150%, 03/06/2030	349,415	0.1
300,000	(1)	Inversiones CMPC SA, 3.850%, 01/13/2030	332,736	0.0
			1,019,126	0.2

		China: 0.4%
720,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	787,152	0.2
200,000		CNAC HK Finbridge Co. Ltd., 3.875%, 06/19/2029	202,459	0.0
300,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	326,470	0.1
450,000		CNOOC Finance 2013 Ltd., 2.875%, 09/30/2029	463,667	0.1
			1,779,748	0.4

		Colombia: 0.4%
250,000	(3)	Banco de Bogota SA, 6.250%, 05/12/2026	283,438	0.0
200,000		Bancolombia SA, 3.000%, 01/29/2025	206,352	0.0
325,000		Ecopetrol SA, 5.375%, 06/26/2026	369,606	0.1
250,000		Ecopetrol SA, 6.875%, 04/29/2030	311,562	0.1
300,000	(1)	Oleoducto Central SA, 4.000%, 07/14/2027	325,725	0.1
300,000	(1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	319,425	0.1
			1,816,108	0.4

		Denmark: 0.1%
336,000	(1)	Danske Bank A/S, 5.375%, 01/12/2024	378,601	0.1

		France: 0.7%
215,000	(1),(2)	BNP Paribas SA, 3.052%, 01/13/2031	231,236	0.0
1,406,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	1,492,747	0.3
335,000	(1)	BPCE SA, 2.700%, 10/01/2029	358,746	0.1
728,000	(1)	BPCE SA, 5.150%, 07/21/2024	826,634	0.2
250,000	(1)	BPCE SA, 5.700%, 10/22/2023	282,398	0.1
			3,191,761	0.7

		India: 0.3%
300,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	330,076	0.1
300,000	(1)	Indian Railway Finance Corp. Ltd., 3.249%, 02/13/2030	316,050	0.1
500,000	(1)	Reliance Industries Ltd., 3.667%, 11/30/2027	565,335	0.1
			1,211,461	0.3

		Indonesia: 0.7%
200,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	221,178	0.0
300,000	(1)	Medco Bell Pte Ltd., 6.375%, 01/30/2027	305,403	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Indonesia: (continued)
350,000		Pertamina Persero PT, 3.100%, 01/21/2030	$ 373,282	0.1
400,000	(3)	Pertamina Persero PT, 3.100%, 08/25/2030	425,920	0.1
225,000	(1)	Pertamina Persero PT, 3.650%, 07/30/2029	248,400	0.0
750,000	(1)	Perusahaan Listrik Negara PT, 3.875%, 07/17/2029	820,875	0.2
425,000	(1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	510,451	0.1
225,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	269,965	0.1
			3,175,474	0.7

		Italy: 0.1%
340,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	478,805	0.1

		Japan: 0.3%
200,000		Mitsubishi UFJ Financial Group, Inc., 2.193%, 02/25/2025	210,185	0.0
255,000	(1)	Mizuho Bank Ltd., 3.200%, 03/26/2025	279,111	0.1
200,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	212,993	0.0
766,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	868,900	0.2
			1,571,189	0.3

		Kazakhstan: 0.3%
675,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	784,006	0.1
275,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	338,434	0.1
325,000	(1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	338,664	0.1
			1,461,104	0.3

		Kuwait: 0.0%
200,000	(1),(2)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	207,200	0.0

		Mexico: 0.8%
300,000	(1)	Alpek SAB de CV, 4.250%, 09/18/2029	323,183	0.1
400,000	(1)	Cemex SAB de CV, 3.875%, 07/11/2031	401,000	0.1
675,000	(1)	Cemex SAB de CV, 5.200%, 09/17/2030	734,906	0.2
500,000	(1)	Orbia Advance Corp. SAB de CV, 4.875%, 09/19/2022	529,750	0.1
200,000		Petroleos Mexicanos, 4.500%, 01/23/2026	197,791	0.0
200,000		Petroleos Mexicanos, 5.500%, 06/27/2044	163,490	0.0
600,000		Petroleos Mexicanos, 5.950%, 01/28/2031	569,340	0.1
275,000	(1)	Petroleos Mexicanos, 6.875%, 10/16/2025	300,025	0.1
200,000		Petroleos Mexicanos, 6.875%, 08/04/2026	214,750	0.1
			3,434,235	0.8

		Netherlands: 0.6%
250,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	286,036	0.0
355,000		ING Groep NV, 4.050%, 04/09/2029	417,607	0.1
530,000	(1)	OCI NV, 4.625%, 10/15/2025	549,451	0.1
696,000		Shell International Finance BV, 3.250%, 05/11/2025	769,783	0.2
300,000		Shell International Finance BV, 4.000%, 05/10/2046	357,018	0.1
290,000	(1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	311,628	0.1
			2,691,523	0.6

		Norway: 0.0%
56,000		Equinor ASA, 3.125%, 04/06/2030	62,420	0.0

		Panama: 0.3%
500,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	539,350	0.1
500,000	(1)	Banco Nacional de Panama, 2.500%, 08/11/2030	499,875	0.1
275,000	(1),(3)	ENA Master Trust, 4.000%, 05/19/2048	296,395	0.1
			1,335,620	0.3

		Peru: 0.5%
375,000	(1),(2)	Banco de Credito del Peru, 3.125%, 07/01/2030	386,258	0.1
450,000	(1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	481,162	0.1
300,000	(1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	305,250	0.1
225,000		Inkia Energy Ltd., 5.875%, 11/09/2027	240,525	0.0
300,000		Kallpa Generacion SA, 4.125%, 08/16/2027	325,808	0.1
375,000	(1)	Petroleos del Peru SA, 4.750%, 06/19/2032	427,841	0.1
			2,166,844	0.5

		Russia: 0.6%
250,000	(1)	ALROSA Finance SA, 4.650%, 04/09/2024	269,741	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Russia: (continued)
250,000	(1)	Evraz PLC, 5.250%, 04/02/2024	$ 273,006	0.1
500,000	(1)	Gazprom PJSC via Gaz Finance PLC, 2.950%, 01/27/2029	498,594	0.1
450,000		Gazprom PJSC Via Gaz Finance PLC, 3.250%, 02/25/2030	455,472	0.1
325,000		Gazprom PJSC Via Gaz Finance PLC, 4.599%, 12/31/2199	335,334	0.1
300,000	(1)	MMK International Capital DAC, 4.375%, 06/13/2024	324,060	0.1
250,000	(1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	260,866	0.0
300,000	(1)	Sibur Securities DAC, 2.950%, 07/08/2025	310,225	0.1
			2,727,298	0.6

		Saudi Arabia: 0.1%
200,000	(1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	200,018	0.1
200,000	(1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	195,978	0.0
			395,996	0.1

		Singapore: 0.1%
365,000	(1),(2)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	369,738	0.1

		South Africa: 0.1%
300,000	(1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	330,750	0.1

		South Korea: 0.1%
275,000	(1)	Kookmin Bank, 2.500%, 11/04/2030	282,662	0.0
300,000	(1),(2)	Kookmin Bank, 4.350%, 12/31/2199	316,109	0.1
			598,771	0.1

		Spain: 0.1%
400,000		Banco Santander SA, 3.125%, 02/23/2023	421,179	0.1

		Switzerland: 0.4%
456,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	515,087	0.1
250,000	(1),(2)	Credit Suisse Group AG, 2.997%, 12/14/2023	261,120	0.1
250,000	(1),(2)	Credit Suisse Group AG, 4.194%, 04/01/2031	289,967	0.1
604,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	667,043	0.1
200,000	(1),(2)	UBS Group AG, 1.008%, 07/30/2024	201,858	0.0
			1,935,075	0.4

		Thailand: 0.1%
500,000	(1),(2)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	525,625	0.1

		Turkey: 0.3%
275,000	(1)	Akbank T.A.S., 6.800%, 02/06/2026	294,218	0.1
200,000	(1)	Turkiye Sinai Kalkinma Bankasi AS, 5.875%, 01/14/2026	201,976	0.0
300,000	(1)	Turkiye Vakiflar Bankasi TAO, 6.500%, 01/08/2026	310,991	0.1
400,000	(1),(2)	Yapi ve Kredi Bankasi AS, 7.875%, 01/22/2031	410,845	0.1
			1,218,030	0.3

		United Arab Emirates: 0.1%
300,000		DP World Crescent Ltd., 4.848%, 09/26/2028	348,941	0.1

		United Kingdom: 1.2%
200,000	(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	219,428	0.0
241,000	(1)	BAE Systems PLC, 3.400%, 04/15/2030	269,274	0.1
700,000	(2)	HSBC Holdings PLC, 3.803%, 03/11/2025	763,023	0.2
990,000	(2)	HSBC Holdings PLC, 3.973%, 05/22/2030	1,126,532	0.2
250,000		HSBC Holdings PLC, 4.300%, 03/08/2026	287,935	0.1
316,000	(2)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	329,160	0.1
200,000	(2)	Natwest Group PLC, 4.519%, 06/25/2024	217,331	0.0
200,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	222,526	0.0
1,003,000	(1)	Royalty Pharma PLC, 1.200%, 09/02/2025	1,012,020	0.2
497,000	(1)	Royalty Pharma PLC, 1.750%, 09/02/2027	507,740	0.1
300,000	(1)	Royalty Pharma PLC, 3.550%, 09/02/2050	314,136	0.1
270,000	(1)	Standard Chartered PLC, 5.300%, 01/09/2043	339,496	0.1
			5,608,601	1.2

		United States: 21.0%
120,000		AbbVie, Inc., 3.200%, 11/21/2029	132,865	0.0
1,179,000		AbbVie, Inc., 3.800%, 03/15/2025	1,310,807	0.3
43,000		AbbVie, Inc., 4.050%, 11/21/2039	50,513	0.0
361,000		AbbVie, Inc., 4.300%, 05/14/2036	440,211	0.1
225,000	(1)	Academy Ltd., 6.000%, 11/15/2027	237,656	0.1
550,000		Activision Blizzard, Inc., 3.400%, 09/15/2026	621,146	0.1
322,000		Advance Auto Parts, Inc., 3.900%, 04/15/2030	368,446	0.1
420,000		AECOM, 5.125%, 03/15/2027	470,904	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
59,000		Aetna, Inc., 2.800%, 06/15/2023	$ 62,092	0.0
310,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	306,512	0.1
160,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	172,834	0.0
230,000	(1)	Allison Transmission, Inc., 3.750%, 01/30/2031	229,162	0.1
250,000		Altria Group, Inc., 4.500%, 05/02/2043	282,729	0.1
702,000		Altria Group, Inc., 4.800%, 02/14/2029	834,657	0.2
112,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	116,200	0.0
79,000		American International Group, Inc., 4.250%, 03/15/2029	93,739	0.0
350,000		American International Group, Inc., 4.500%, 07/16/2044	428,900	0.1
579,000		American International Group, Inc., 4.750%, 04/01/2048	742,966	0.2
655,000		American Tower Corp., 2.750%, 01/15/2027	707,107	0.2
200,000		AmerisourceBergen Corp., 3.450%, 12/15/2027	226,985	0.1
107,000		AmerisourceBergen Corp., 4.300%, 12/15/2047	128,460	0.0
330,000		Amgen, Inc., 3.200%, 11/02/2027	371,233	0.1
129,000		Amgen, Inc., 4.563%, 06/15/2048	167,343	0.0
105,000	(1)	AMN Healthcare, Inc., 4.000%, 04/15/2029	107,494	0.0
100,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	104,062	0.0
250,000		Amphenol Corp., 2.800%, 02/15/2030	271,126	0.1
465,000	(1)	ANGI Group LLC, 3.875%, 08/15/2028	464,128	0.1
297,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	373,269	0.1
310,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	376,662	0.1
373,000		Anthem, Inc., 3.700%, 09/15/2049	429,415	0.1
435,000		Apache Corp., 5.100%, 09/01/2040	441,279	0.1
154,000		Apple, Inc., 3.450%, 02/09/2045	176,490	0.0
439,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	462,245	0.1
125,000		AT&T, Inc., 2.750%, 06/01/2031	130,753	0.0
221,000	(1)	AT&T, Inc., 3.650%, 09/15/2059	213,156	0.0
568,000		AT&T, Inc., 4.300%, 02/15/2030	666,875	0.2
316,000	(1)	Athene Global Funding, 2.800%, 05/26/2023	331,020	0.1
250,000	(1)	Athene Global Funding, 2.950%, 11/12/2026	270,055	0.1
500,000	(2)	Bank of America Corp., 1.197%, 10/24/2026	505,190	0.1
385,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	381,607	0.1
279,000	(2)	Bank of America Corp., 2.496%, 02/13/2031	291,143	0.1
1,000,000	(2)	Bank of America Corp., 3.419%, 12/20/2028	1,121,361	0.3
465,000	(2)	Bank of America Corp., 3.864%, 07/23/2024	502,848	0.1
350,000	(2)	Bank of America Corp., 4.083%, 03/20/2051	423,555	0.1
316,000		Bank of America Corp., 4.183%, 11/25/2027	362,424	0.1
125,000	(2)	Bank of America Corp., 4.330%, 03/15/2050	156,858	0.0
183,000		BAT Capital Corp., 2.259%, 03/25/2028	187,234	0.0
445,000	(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	459,988	0.1
200,000		Becton Dickinson and Co., 3.363%, 06/06/2024	217,298	0.1
250,000	(1)	Berry Global, Inc., 5.625%, 07/15/2027	266,406	0.1
99,000		Boeing Co/The, 5.150%, 05/01/2030	117,688	0.0
316,000		Booking Holdings, Inc., 4.500%, 04/13/2027	375,017	0.1
79,000		Boston Scientific Corp., 4.000%, 03/01/2029	91,637	0.0
750,000		Boston Scientific Corp., 4.550%, 03/01/2039	936,129	0.2
56,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	54,612	0.0
766,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	821,787	0.2
469,000		Bristol-Myers Squibb Co., 3.875%, 08/15/2025	531,633	0.1
200,000		Broadridge Financial Solutions, Inc., 2.900%, 12/01/2029	216,651	0.1
125,000		Brookfield Finance LLC, 3.450%, 04/15/2050	129,692	0.0
435,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	465,450	0.1
289,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	352,081	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
45,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	$ 58,040	0.0
110,000		Carrier Global Corp., 2.722%, 02/15/2030	116,680	0.0
275,000		CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	277,013	0.1
225,000		Centene Corp., 3.375%, 02/15/2030	236,040	0.1
205,000		Centene Corp., 4.625%, 12/15/2029	227,550	0.1
365,000		CenterPoint Energy, Inc., 4.250%, 11/01/2028	429,767	0.1
450,000		Central Garden & Pet Co., 4.125%, 10/15/2030	471,276	0.1
500,000		Cigna Corp., 3.050%, 10/15/2027	556,632	0.1
835,000		Cigna Corp., 3.200%, 03/15/2040	897,584	0.2
279,000		Cigna Corp., 3.400%, 03/15/2050	303,338	0.1
297,000		Cigna Corp., 4.375%, 10/15/2028	353,327	0.1
325,000		Cigna Corp., 4.500%, 02/25/2026	378,375	0.1
300,000		Cigna Corp., 4.800%, 08/15/2038	382,176	0.1
305,000		Citigroup, Inc., 4.125%, 07/25/2028	350,197	0.1
480,000		Citigroup, Inc., 4.000%, 08/05/2024	531,231	0.1
491,000		Citigroup, Inc., 5.500%, 09/13/2025	585,497	0.1
321,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	340,574	0.1
193,000		Comcast Corp., 2.350%, 01/15/2027	206,920	0.0
300,000		Comcast Corp., 3.750%, 04/01/2040	350,043	0.1
400,000		Comcast Corp., 4.150%, 10/15/2028	474,614	0.1
115,000		Comcast Corp., 4.250%, 01/15/2033	140,954	0.0
90,000		Comcast Corp., 5.650%, 06/15/2035	125,286	0.0
475,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	471,734	0.1
159,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	208,273	0.0
105,000		Consumers Energy Co., 3.100%, 08/15/2050	115,983	0.0
475,000	(1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	458,194	0.1
79,000		Crown Castle International Corp., 4.150%, 07/01/2050	92,139	0.0
400,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	429,880	0.1
105,000		CSX Corp., 4.500%, 08/01/2054	135,787	0.0
136,000		Cummins, Inc., 1.500%, 09/01/2030	133,608	0.0
84,000		Cummins, Inc., 2.600%, 09/01/2050	82,730	0.0
169,000		CVS Health Corp., 1.750%, 08/21/2030	166,588	0.0
500,000		CVS Health Corp., 3.250%, 08/15/2029	555,056	0.1
439,000		CVS Health Corp., 4.125%, 04/01/2040	512,147	0.1
717,000		CVS Health Corp., 4.300%, 03/25/2028	842,793	0.2
150,000		Dana, Inc., 5.375%, 11/15/2027	158,156	0.0
290,000		Dana, Inc., 5.625%, 06/15/2028	309,685	0.1
195,000	(1)	DaVita, Inc., 3.750%, 02/15/2031	193,781	0.0
245,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	257,482	0.1
176,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	212,562	0.0
156,547		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	160,536	0.0
135,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	144,312	0.0
215,000		DISH DBS Corp., 5.875%, 11/15/2024	223,113	0.1
35,000		Dollar General Corp., 3.500%, 04/03/2030	39,792	0.0
180,000	(2)	Dominion Energy, Inc., 4.650%, 12/31/2199	189,900	0.0
136,000		Dow Chemical Co/The, 2.100%, 11/15/2030	137,192	0.0
125,000		Dow Chemical Co/The, 3.600%, 11/15/2050	134,859	0.0
34,000		Dow Chemical Co/The, 5.550%, 11/30/2048	48,135	0.0
340,000		DTE Electric Co., 2.250%, 03/01/2030	360,515	0.1
150,000		DTE Electric Co., 2.950%, 03/01/2050	159,923	0.0
146,000		DTE Electric Co., 4.300%, 07/01/2044	183,173	0.0
800,000		DTE Energy Co., 3.850%, 12/01/2023	865,983	0.2
250,000		Duke Energy Carolinas LLC, 2.950%, 12/01/2026	278,049	0.1
375,000		Duke Energy Carolinas LLC, 3.200%, 08/15/2049	408,788	0.1
120,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	130,152	0.0
140,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	161,182	0.0
500,000		Duke Energy Corp., 2.650%, 09/01/2026	540,807	0.1
455,000	(1)	Element Solutions, Inc., 3.875%, 09/01/2028	458,958	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
225,000	(1)	Emergent BioSolutions, Inc., 3.875%, 08/15/2028	$ 231,393	0.1
220,000		Encompass Health Corp., 4.750%, 02/01/2030	237,002	0.1
969,000		Energy Transfer Operating L.P., 4.900%, 02/01/2024	1,062,444	0.2
286,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	310,177	0.1
200,000		Entergy Corp., 2.800%, 06/15/2030	214,033	0.0
200,000		Entergy Louisiana LLC, 2.900%, 03/15/2051	205,436	0.0
240,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	300,426	0.1
165,000	(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	172,808	0.0
455,000	(1)	ESH Hospitality, Inc., 4.625%, 10/01/2027	465,797	0.1
151,000		Essential Utilities, Inc., 2.704%, 04/15/2030	161,947	0.0
162,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	177,334	0.0
97,000		Evergy Kansas Central, Inc., 4.125%, 03/01/2042	116,808	0.0
318,000		Exxon Mobil Corp., 2.610%, 10/15/2030	339,629	0.1
85,000		Exxon Mobil Corp., 2.995%, 08/16/2039	88,390	0.0
198,000		Exxon Mobil Corp., 3.452%, 04/15/2051	215,750	0.1
283,000		FedEx Corp., 4.050%, 02/15/2048	322,122	0.1
79,000		FedEx Corp., 5.250%, 05/15/2050	106,577	0.0
377,000		Fifth Third Bancorp, 8.250%, 03/01/2038	642,479	0.1
316,000		Fiserv, Inc., 3.200%, 07/01/2026	350,759	0.1
291,000		Florida Power & Light Co., 4.125%, 02/01/2042	362,043	0.1
200,000		FMC Corp., 3.200%, 10/01/2026	222,306	0.1
100,000		FMC Corp., 3.450%, 10/01/2029	112,199	0.0
200,000		Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	205,250	0.0
200,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	220,377	0.1
435,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	471,975	0.1
205,000	(1)	GCI LLC, 4.750%, 10/15/2028	214,033	0.0
420,000		General Dynamics Corp., 3.500%, 04/01/2027	479,785	0.1
193,000		General Electric Co., 3.625%, 05/01/2030	214,495	0.0
91,000		General Electric Co., 6.750%, 03/15/2032	126,220	0.0
316,000		General Mills, Inc., 2.875%, 04/15/2030	344,048	0.1
382,000		General Motors Financial Co., Inc., 4.300%, 07/13/2025	427,894	0.1
430,000	(1)	Gray Television, Inc., 7.000%, 05/15/2027	470,506	0.1
475,000	(1)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	473,290	0.1
500,000		HCA, Inc., 4.125%, 06/15/2029	573,735	0.1
200,000		HCA, Inc., 5.250%, 04/15/2025	233,397	0.1
280,000		HCA, Inc., 5.250%, 06/15/2026	331,219	0.1
195,000		Healthpeak Properties, Inc., 3.000%, 01/15/2030	212,266	0.0
85,000		Home Depot, Inc./The, 3.125%, 12/15/2049	92,150	0.0
480,000	(1)	Indigo Natural Resources LLC, 5.375%, 02/01/2029	475,200	0.1
250,000	(1)	Infor, Inc., 1.750%, 07/15/2025	258,358	0.1
470,000	(1)	Ingevity Corp., 3.875%, 11/01/2028	472,108	0.1
416,000		Intel Corp., 3.250%, 11/15/2049	449,627	0.1
79,000		Intel Corp., 4.750%, 03/25/2050	106,507	0.0
88,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	89,047	0.0
260,000		Intercontinental Exchange, Inc., 4.250%, 09/21/2048	318,471	0.1
200,000		Interstate Power and Light Co., 2.300%, 06/01/2030	209,877	0.0
250,000	(1)	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	286,423	0.1
445,000	(1)	J2 Global, Inc., 4.625%, 10/15/2030	465,859	0.1
332,000		Johnson & Johnson, 0.550%, 09/01/2025	332,099	0.1
333,000		Johnson & Johnson, 0.950%, 09/01/2027	333,273	0.1
93,000		Johnson & Johnson, 2.100%, 09/01/2040	91,007	0.0
91,000		Johnson & Johnson, 2.250%, 09/01/2050	87,827	0.0
245,000		Johnson & Johnson, 3.400%, 01/15/2038	284,447	0.1
50,000		Johnson & Johnson, 3.625%, 03/03/2037	59,829	0.0
250,000	(2)	JPMorgan Chase & Co., 2.182%, 06/01/2028	262,704	0.1
385,000	(2)	JPMorgan Chase & Co., 2.522%, 04/22/2031	404,422	0.1
998,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	1,101,046	0.2
500,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	556,751	0.1
129,000	(2)	JPMorgan Chase & Co., 3.964%, 11/15/2048	156,112	0.0
229,000	(2)	JPMorgan Chase & Co., 4.493%, 03/24/2031	275,758	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
115,000	(2)	JPMorgan Chase & Co., 4.600%, 12/31/2199	$ 118,479	0.0
530,000	(2)	JPMorgan Chase & Co., 6.000%, 12/31/2199	555,564	0.1
385,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	416,410	0.1
161,000		Kimco Realty Corp., 3.700%, 10/01/2049	173,556	0.0
227,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	252,554	0.1
215,000		Kraft Heinz Foods Co., 4.625%, 10/01/2039	234,480	0.1
170,000		Kraft Heinz Foods Co., 6.875%, 01/26/2039	234,209	0.1
126,000		Kroger Co/The, 4.650%, 01/15/2048	160,894	0.0
198,000		Lowe's Cos, Inc., 2.500%, 04/15/2026	213,312	0.0
120,000		Lowe's Cos, Inc., 4.050%, 05/03/2047	143,408	0.0
200,000	(1)	Mars, Inc., 2.375%, 07/16/2040	199,493	0.0
450,000	(1)	Match Group Holdings II LLC, 4.125%, 08/01/2030	465,039	0.1
70,000		McDonald's Corp., 3.625%, 05/01/2043	79,312	0.0
85,000		McDonald's Corp., 3.625%, 09/01/2049	96,160	0.0
428,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	465,577	0.1
190,000		MGM Resorts International, 5.500%, 04/15/2027	206,031	0.0
230,000	(1)	Michaels Stores, Inc., 4.750%, 10/01/2027	236,095	0.1
250,000		Mississippi Power Co., 4.250%, 03/15/2042	295,917	0.1
316,000		Mondelez International, Inc., 2.750%, 04/13/2030	341,953	0.1
500,000		Morgan Stanley, 3.125%, 07/27/2026	553,944	0.1
740,000	(2)	Morgan Stanley, 3.622%, 04/01/2031	843,246	0.2
545,000		Morgan Stanley, 4.100%, 05/22/2023	588,555	0.1
500,000		Morgan Stanley, 4.875%, 11/01/2022	537,867	0.1
600,000		Mosaic Co/The, 3.250%, 11/15/2022	626,218	0.1
398,000		MPLX L.P., 4.000%, 03/15/2028	453,125	0.1
460,000		MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	465,152	0.1
500,000		Mylan, Inc., 4.200%, 11/29/2023	545,136	0.1
200,000		Mylan, Inc., 5.200%, 04/15/2048	260,037	0.1
310,000		National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	361,417	0.1
220,000		Navient Corp., 5.000%, 03/15/2027	223,329	0.1
53,000		Newmont Corp., 3.700%, 03/15/2023	55,886	0.0
193,000		Northern States Power Co/MN, 3.600%, 09/15/2047	230,153	0.1
435,000	(1)	Novelis Corp., 4.750%, 01/30/2030	457,566	0.1
70,000	(1)	NRG Energy, Inc., 3.375%, 02/15/2029	71,734	0.0
385,000	(1)	NRG Energy, Inc., 3.625%, 02/15/2031	401,122	0.1
205,000		NVIDIA Corp., 3.500%, 04/01/2040	236,108	0.1
455,000	(1)	ON Semiconductor Corp., 3.875%, 09/01/2028	472,062	0.1
65,000		ONEOK, Inc., 3.100%, 03/15/2030	67,586	0.0
316,000		Oracle Corp., 2.800%, 04/01/2027	345,747	0.1
504,000		Oracle Corp., 2.950%, 05/15/2025	548,502	0.1
105,000		Oracle Corp., 3.600%, 04/01/2040	118,321	0.0
48,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	54,728	0.0
115,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	135,559	0.0
195,000		Owl Rock Capital Corp., 3.400%, 07/15/2026	200,008	0.0
35,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	36,718	0.0
28,000	(3)	Pacific Gas and Electric Co., 4.300%, 03/15/2045	29,444	0.0
47,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	50,064	0.0
200,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	218,419	0.1
238,000		PECO Energy Co., 4.150%, 10/01/2044	295,630	0.1
300,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	309,562	0.1
481,000		Philip Morris International, Inc., 3.875%, 08/21/2042	549,890	0.1
84,000		Phillips 66, 3.850%, 04/09/2025	93,785	0.0
435,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	463,471	0.1
301,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	323,294	0.1
281,000		PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	321,541	0.1
110,000	(1)	Post Holdings, Inc., 4.625%, 04/15/2030	114,149	0.0
320,000	(1)	Post Holdings, Inc., 5.500%, 12/15/2029	347,998	0.1
65,000		Puget Sound Energy, Inc., 3.250%, 09/15/2049	70,033	0.0
230,000	(1)	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., 3.875%, 03/01/2031	233,737	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
205,000	(1)	Quicken Loans LLC, 5.250%, 01/15/2028	$ 219,222	0.1
285,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	362,341	0.1
150,000		RELX Capital, Inc., 3.000%, 05/22/2030	163,484	0.0
339,000		Reynolds American, Inc., 6.150%, 09/15/2043	437,610	0.1
150,000		Roper Technologies, Inc., 1.750%, 02/15/2031	147,433	0.0
33,000		Ross Stores, Inc., 4.700%, 04/15/2027	38,786	0.0
185,000	(1)	Sealed Air Corp., 4.000%, 12/01/2027	197,025	0.0
114,000		Selective Insurance Group, Inc., 5.375%, 03/01/2049	144,400	0.0
455,000	(1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	467,531	0.1
700,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	778,097	0.2
455,000		Silgan Holdings, Inc., 4.125%, 02/01/2028	473,200	0.1
460,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	465,462	0.1
430,000	(1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	468,700	0.1
60,000		Southern California Edison Co., 3.650%, 02/01/2050	64,727	0.0
365,000		Sprint Nextel Corp., 6.875%, 11/15/2028	469,253	0.1
220,000	(1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	217,569	0.1
320,000	(1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	340,091	0.1
240,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	245,375	0.1
220,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	231,825	0.1
134,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	145,467	0.0
150,000	(1)	TEGNA, Inc., 4.625%, 03/15/2028	152,136	0.0
295,000		TEGNA, Inc., 5.000%, 09/15/2029	307,257	0.1
445,000	(1)	Tenet Healthcare Corp., 5.125%, 11/01/2027	470,080	0.1
70,000		Texas Instruments, Inc., 3.875%, 03/15/2039	85,704	0.0
299,000		Time Warner Cable LLC, 5.875%, 11/15/2040	390,751	0.1
200,000	(1)	T-Mobile USA, Inc., 2.050%, 02/15/2028	205,162	0.0
385,000	(1)	T-Mobile USA, Inc., 3.000%, 02/15/2041	379,754	0.1
1,016,000	(1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	1,142,807	0.3
79,000	(1)	T-Mobile USA, Inc., 3.875%, 04/15/2030	89,303	0.0
300,000		UDR, Inc., 2.100%, 08/01/2032	299,972	0.1
370,000		Union Electric Co., 3.250%, 10/01/2049	409,690	0.1
135,000		United Parcel Service, Inc., 3.400%, 09/01/2049	153,483	0.0
220,000		United Rentals North America, Inc., 4.000%, 07/15/2030	232,309	0.1
215,000		United Rentals North America, Inc., 4.875%, 01/15/2028	228,760	0.1
130,663		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	132,956	0.0
300,000		Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	341,545	0.1
465,000	(1)	Valvoline, Inc., 3.625%, 06/15/2031	467,325	0.1
500,000		Verizon Communications, Inc., 2.650%, 11/20/2040	488,046	0.1
250,000		Verizon Communications, Inc., 4.125%, 03/16/2027	293,543	0.1
175,000		Verizon Communications, Inc., 4.125%, 08/15/2046	205,947	0.0
200,000		Verizon Communications, Inc., 4.812%, 03/15/2039	254,125	0.1
615,000		ViacomCBS, Inc., 3.700%, 08/15/2024	673,260	0.2
339,000		ViacomCBS, Inc., 4.375%, 03/15/2043	393,820	0.1
445,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	468,641	0.1
200,000	(1)	Viatris, Inc., 3.850%, 06/22/2040	221,145	0.1
316,000		VMware, Inc., 4.650%, 05/15/2027	367,117	0.1
351,000		Walmart, Inc., 3.700%, 06/26/2028	409,058	0.1
134,000		Walt Disney Co/The, 5.400%, 10/01/2043	189,158	0.0
350,000	(2)	Wells Fargo & Co., 2.406%, 10/30/2025	369,938	0.1
328,000		Wells Fargo & Co., 3.000%, 10/23/2026	360,977	0.1
143,000		Welltower, Inc., 4.125%, 03/15/2029	165,072	0.0
225,000		Western Midstream Operating L.P., 5.300%, 03/01/2048	231,188	0.1
400,000		WPX Energy, Inc., 5.750%, 06/01/2026	420,150	0.1
450,000	(1)	WR Grace & Co-Conn, 4.875%, 06/15/2027	472,475	0.1
450,000	(1)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	455,344	0.1
173,000		XLIT Ltd., 5.500%, 03/31/2045	237,777	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
470,000	(1)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	$ 471,939	0.1
			94,544,695	21.0
		Total Corporate Bonds/Notes
		(Cost $133,368,421)	141,263,560	31.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 10.5%
		United States: 10.5%
376,251	(2)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.871%, 05/25/2036	366,067	0.1
339,269		Alternative Loan Trust 2005-51 3A2A, 1.789%, (12MTA + 1.290%), 11/20/2035	319,047	0.1
117,309		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	80,520	0.0
180,899		Alternative Loan Trust 2007-23CB A3, 0.630%, (US0001M + 0.500%), 09/25/2037	79,482	0.0
406,674		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	304,998	0.1
407,977		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	407,450	0.1
83,627		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.630%, (US0001M + 0.500%), 11/25/2035	44,415	0.0
177,029		Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.850%, (US0001M + 0.720%), 11/25/2035	174,712	0.0
290,488	(1),(2)	CSMC Trust 2015-2 B3, 3.918%, 02/25/2045	302,943	0.1
212,313	(1),(2)	CSMC Trust 2015-3 B1, 3.913%, 03/25/2045	215,378	0.1
4,217,207	(4)	Fannie Mae 2005-18 SC, 4.520%, (-1.000*US0001M + 4.650%), 03/25/2035	602,374	0.1
1,110,117	(4)	Fannie Mae 2008-41 S, 6.670%, (-1.000*US0001M + 6.800%), 11/25/2036	288,833	0.1
3,036,365	(4)	Fannie Mae 2009-106 SA, 6.120%, (-1.000*US0001M + 6.250%), 01/25/2040	527,948	0.1
299,422		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.780%, (US0001M + 3.650%), 09/25/2029	309,046	0.1
453,340		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.130%, (US0001M + 3.000%), 10/25/2029	464,179	0.1
365,717		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.630%, (US0001M + 2.500%), 05/25/2030	369,617	0.1
337,440		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.130%, (US0001M + 2.000%), 03/25/2031	339,116	0.1
364,453	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.430%, (US0001M + 2.300%), 08/25/2031	366,654	0.1
571,662	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.530%, (US0001M + 2.400%), 04/25/2031	575,719	0.1
186,359	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.580%, (US0001M + 2.450%), 07/25/2031	187,605	0.0
496,758	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 2.230%, (US0001M + 2.100%), 09/25/2039	499,842	0.1
1,000,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.180%, (US0001M + 2.050%), 01/25/2040	1,005,346	0.2
118,623		Fannie Mae REMIC Trust 2003-22 BZ, 6.000%, 04/25/2033	137,053	0.0
120,513		Fannie Mae REMIC Trust 2005-74 DK, 23.480%, (-4.000*US0001M + 24.000%), 07/25/2035	195,599	0.0
125,350		Fannie Mae REMIC Trust 2006-104 ES, 32.710%, (-5.000*US0001M + 33.450%), 11/25/2036	249,879	0.1
1,574,997	(4)	Fannie Mae REMIC Trust 2007-36 SN, 6.640%, (-1.000*US0001M + 6.770%), 04/25/2037	346,464	0.1
114,109		Fannie Mae REMIC Trust 2007-55 DS, 14.675%, (-2.500*US0001M + 15.000%), 06/25/2037	144,656	0.0
775,237	(4)	Fannie Mae REMIC Trust 2008-53 FI, 5.970%, (-1.000*US0001M + 6.100%), 07/25/2038	135,901	0.0
829,885	(4)	Fannie Mae REMIC Trust 2008-58 SM, 5.970%, (-1.000*US0001M + 6.100%), 07/25/2038	180,295	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
147,528		Fannie Mae REMIC Trust 2009-66 SL, 15.353%, (-3.333*US0001M + 15.833%), 09/25/2039	$ 283,172	0.1
93,200		Fannie Mae REMIC Trust 2009-66 SW, 15.520%, (-3.333*US0001M + 16.000%), 09/25/2039	180,543	0.0
4,471,977	(4)	Fannie Mae REMIC Trust 2010-123 SL, 5.940%, (-1.000*US0001M + 6.070%), 11/25/2040	852,192	0.2
4,277,470	(4)	Fannie Mae REMIC Trust 2011-55 SK, 6.430%, (-1.000*US0001M + 6.560%), 06/25/2041	1,063,270	0.2
1,799,315	(4)	Fannie Mae REMIC Trust 2011-86 NS, 5.820%, (-1.000*US0001M + 5.950%), 09/25/2041	348,788	0.1
326,422	(4)	Fannie Mae REMIC Trust 2012-10 US, 6.302%, (-1.000*US0001M + 6.450%), 02/25/2042	48,974	0.0
1,823,647	(4)	Fannie Mae REMIC Trust 2012-24 HS, 6.420%, (-1.000*US0001M + 6.550%), 09/25/2040	206,294	0.1
1,043,044	(4)	Fannie Mae REMIC Trust 2013-31 PI, 4.500%, 02/25/2043	90,889	0.0
1,397,913		Fannie Mae REMICS 2013-126 ZA, 4.000%, 07/25/2032	1,455,506	0.3
773,164	(4)	Fannie Mae Series 2007-9 SE, 5.950%, (-1.000*US0001M + 6.080%), 03/25/2037	147,607	0.0
1,173,002	(4)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	118,292	0.0
943,465	(1),(2)	Flagstar Mortgage Trust 2018-2 B2, 4.057%, 04/25/2048	999,130	0.2
204,469	(4)	Freddie Mac REMIC Trust 2303 SY, 8.574%, (-1.000*US0001M + 8.700%), 04/15/2031	53,642	0.0
1,229,606	(4)	Freddie Mac REMIC Trust 2989 GU, 6.874%, (-1.000*US0001M + 7.000%), 02/15/2033	267,262	0.1
1,032,798	(4)	Freddie Mac REMIC Trust 3271 SB, 5.924%, (-1.000*US0001M + 6.050%), 02/15/2037	207,726	0.1
3,741,999	(4)	Freddie Mac REMIC Trust 3424 HI, 5.774%, (-1.000*US0001M + 5.900%), 04/15/2038	853,856	0.2
844,655	(4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	113,598	0.0
4,628,798	(4)	Freddie Mac REMIC Trust 3856 KS, 6.424%, (-1.000*US0001M + 6.550%), 05/15/2041	876,536	0.2
1,265,899	(4)	Freddie Mac REMIC Trust 3925 SD, 5.924%, (-1.000*US0001M + 6.050%), 07/15/2040	137,322	0.0
974,462	(4)	Freddie Mac REMIC Trust 3946 SE, 6.524%, (-1.000*US0001M + 6.650%), 02/15/2041	84,747	0.0
2,386,445	(4)	Freddie Mac REMIC Trust 4077 SM, 6.574%, (-1.000*US0001M + 6.700%), 08/15/2040	211,923	0.1
940,540	(4)	Freddie Mac REMIC Trust 4152 BI, 4.000%, 12/15/2041	106,744	0.0
1,619,242	(4)	Freddie Mac REMIC Trust 4313 MI, 5.000%, 04/15/2039	236,632	0.1
2,386,675	(4)	Freddie Mac REMICS 3693 SC, 6.374%, (-1.000*US0001M + 6.500%), 07/15/2040	508,432	0.1
2,902,339		Freddie Mac REMICS 3792 DS, 6.474%, (-1.000*US0001M + 6.600%), 11/15/2040	212,603	0.1
2,104,068	(4)	Freddie Mac REMICS 4040 SW, 6.504%, (-1.000*US0001M + 6.630%), 05/15/2032	417,245	0.1
2,250,876	(4)	Freddie Mac REMICS 4623 MS, 5.874%, (-1.000*US0001M + 6.000%), 10/15/2046	529,196	0.1
2,224,732		Freddie Mac REMICS 4800 MZ, 4.000%, 06/15/2048	2,414,109	0.5
1,608,575		Freddie Mac REMICS 4879 ZA, 4.000%, 05/15/2049	1,791,790	0.4
283,691	(1)	Freddie Mac STACR 2019-HQA3 M2, 1.980%, (US0001M + 1.850%), 09/27/2049	284,290	0.1
700,000	(1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.030%, (US0001M + 1.900%), 01/25/2050	703,568	0.2
500,000	(1)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.230%, (US0001M + 3.100%), 03/25/2050	510,427	0.1
400,000	(1)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.730%, (US0001M + 3.600%), 07/25/2050	407,626	0.1
325,317	(1)	Freddie Mac STACR Trust 2019-DNA3 M2, 2.180%, (US0001M + 2.050%), 07/25/2049	326,634	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
173,766		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.030%, (US0001M + 3.900%), 12/25/2027	$ 176,504	0.0
1,273,558		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 3.930%, (US0001M + 3.800%), 03/25/2029	1,328,417	0.3
554,982		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.780%, (US0001M + 2.650%), 12/25/2029	563,675	0.1
60,130	(2)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.609%, 10/25/2046	61,352	0.0
900,000	(1),(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	950,092	0.2
270,070		Ginnie Mae Series 2007-8 SP, 21.624%, (-3.242*US0001M + 22.049%), 03/20/2037	447,199	0.1
22,436,999	(4)	Ginnie Mae Series 2009-106 CM, 6.471%, (-1.000*US0001M + 6.600%), 01/16/2034	3,451,733	0.8
1,581,947	(4)	Ginnie Mae Series 2010-116 NS, 6.521%, (-1.000*US0001M + 6.650%), 09/16/2040	306,498	0.1
351,691	(4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	29,414	0.0
2,147,939	(4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	134,238	0.0
463,295	(4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	27,858	0.0
1,367,553	(4)	Ginnie Mae Series 2013-115 NI, 4.500%, 01/16/2043	203,698	0.1
940,916	(4)	Ginnie Mae Series 2013-5 NI, 3.000%, 01/20/2028	58,211	0.0
19,645,031	(4)	Ginnie Mae Series 2015-10 IX, 4.500%, 01/20/2045	2,967,908	0.7
2,250,181	(4)	Ginnie Mae Series 2015-178 GI, 4.000%, 05/20/2044	198,661	0.0
12,048,318	(4)	Ginnie Mae Series 2019-89 QI, 4.000%, 04/20/2046	1,623,365	0.4
320,002		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 0.550%, (US0001M + 0.210%), 04/25/2036	310,529	0.1
74,159	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	75,778	0.0
125,067	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	128,974	0.0
166,070	(1),(2)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	169,373	0.0
364,544	(1),(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.792%, 08/25/2047	382,959	0.1
1,000,000	(1),(2)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	1,042,120	0.2
192,498	(1),(2)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	199,168	0.0
320,830	(1),(2)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	333,721	0.1
73,076	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	75,394	0.0
322,593	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 12/31/2049	330,539	0.1
264,606	(1),(2)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	270,048	0.1
346,399	(1),(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.719%, 12/25/2050	367,313	0.1
253,777		Lehman XS Trust Series 2005-5N 1A2, 0.490%, (US0001M + 0.360%), 11/25/2035	235,776	0.1
230,395	(1),(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	236,566	0.1
588,560	(1),(2)	OBX 2020-INV1 A21 Trust, 3.500%, 05/25/2049	605,221	0.1
191,496	(1),(2)	Sequoia Mortgage Trust 2014-3 B3, 3.933%, 10/25/2044	198,387	0.0
224,716	(1),(2)	Sequoia Mortgage Trust 2016-3 A11, 3.000%, 11/25/2046	228,257	0.1
123,848	(1),(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	127,779	0.0
300,000	(1),(2)	Sequoia Mortgage Trust 2020-4 A8, 2.500%, 11/25/2050	308,748	0.1
6,174	(2),(5)	Structured Asset Securities Corp. 2004-4XS 1A6, 5.050%, 02/25/2034	6,210	0.0
9,008,252	(2),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.924%, 08/25/2045	394,686	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
57,528	(2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.052%, 10/25/2036	$ 57,217	0.0
197,159	(2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.108%, 08/25/2046	191,452	0.0
406,742	(2)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.318%, 12/25/2036	414,310	0.1
133,915	(2)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.198%, 04/25/2037	124,616	0.0
562,617		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	540,352	0.1
117,992		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.560%, (US0001M + 0.430%), 06/25/2037	95,589	0.0
402,426	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-4 A17 Trust, 3.000%, 07/25/2050	411,064	0.1
475,117	(1),(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.754%, 08/20/2045	496,039	0.1

		Total Collateralized Mortgage Obligations
		(Cost $42,812,380)	47,158,711	10.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.7%
		Federal Home Loan Mortgage Corporation: 0.3%(6)
946,845		3.500%,01/01/2048	1,021,858	0.2
124,014		4.000%,09/01/2045	135,088	0.0
106,944		4.000%,09/01/2045	116,777	0.0
171,196		4.000%,05/01/2046	185,925	0.1
			1,459,648	0.3

		Federal National Mortgage Association: 0.4%(6)
1,712,241		3.500%,03/01/2043	1,872,726	0.4

		Government National Mortgage Association: 2.9%
2,470,000	(7)	2.000%,02/01/2051	2,565,519	0.6
9,863,000	(7)	3.000%,03/19/2050	10,339,198	2.3
136,222		4.500%,08/20/2041	152,959	0.0
17,400		5.500%,03/20/2039	20,383	0.0
			13,078,059	2.9

		Uniform Mortgage-Backed Securities: 5.1%
6,639,000	(7)	2.000%,03/01/2051	6,844,394	1.5
76,888		2.500%,06/01/2030	81,662	0.0
53,839		2.500%,06/01/2030	57,251	0.0
33,568		2.500%,07/01/2030	35,676	0.0
10,959,000	(7)	2.500%,03/12/2050	11,548,474	2.6
217,901		3.500%,06/01/2034	234,804	0.1
943,328		3.500%,09/01/2049	1,004,326	0.2
114,434		4.000%,05/01/2045	125,062	0.0
1,924,394		4.000%,04/01/2049	2,093,707	0.5
225,660		4.500%,12/01/2040	254,001	0.1
109,349		4.500%,12/01/2040	123,084	0.0
200,332		5.000%,05/01/2041	232,954	0.1
129,877		5.000%,06/01/2041	149,172	0.0
			22,784,567	5.1

		Total U.S. Government Agency Obligations
		(Cost $38,932,157)	39,195,000	8.7

SOVEREIGN BONDS: 16.3%
		Argentina: 0.1%
1,471,589	(5)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 0.500% on 0), 07/09/2030	566,562	0.1
172,561	(5)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 1.125% on 0), 07/09/2035	59,447	0.0
95,041		Argentine Republic Government International Bond, 1.000%, 07/09/2029	39,632	0.0
			665,641	0.1

		Australia: 0.1%
AUD 837,000	(1)	Queensland Treasury Corp., 1.750%, 07/20/2034	638,112	0.1

		Canada: 0.2%
CAD 880,000		Canadian Government Bond, 3.500%, 12/01/2045	990,231	0.2

		China: 4.6%
CNY 27,370,000		China Government Bond, 2.850%, 06/04/2027	4,157,282	0.9
CNY 29,170,000		China Government Bond, 3.250%, 06/06/2026	4,572,648	1.0
CNY 65,490,000		China Government Bond, 3.250%, 11/22/2028	10,190,142	2.3
CNY 1,110,000		China Government Bond, 3.290%, 05/23/2029	173,292	0.0
CNY 9,950,000		China Government Bond, 4.080%, 10/22/2048	1,622,548	0.4
			20,715,912	4.6

		Colombia: 0.3%
600,000		Colombia Government International Bond, 3.000%, 01/30/2030	619,125	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Colombia: (continued)
COP 2,551,900,000		Colombian TES, 7.750%, 09/18/2030	$ 832,275	0.2
			1,451,400	0.3

		Croatia: 0.2%
EUR 300,000		Croatia Government International Bond, 1.125%, 06/19/2029	381,841	0.1
300,000		Croatia Government International Bond, 6.375%, 03/24/2021	302,677	0.1
			684,518	0.2

		Dominican Republic: 0.4%
925,000	(1),(3)	Dominican Republic International Bond, 4.500%, 01/30/2030	970,556	0.2
200,000	(1)	Dominican Republic International Bond, 4.875%, 09/23/2032	214,050	0.1
200,000	(1)	Dominican Republic International Bond, 5.300%, 01/21/2041	207,250	0.0
461,000	(1)	Dominican Republic International Bond, 6.600%, 01/28/2024	522,611	0.1
			1,914,467	0.4

		Ecuador: 0.0%
37,800	(1),(5)	Ecuador Government International Bond, 0.500% (Step Rate @ 5.000% on 0), 07/31/2030	20,317	0.0
99,060	(1),(5)	Ecuador Government International Bond, 0.500% (Step Rate @ 1.000% on 0), 07/31/2035	45,568	0.0
45,400	(1),(5)	Ecuador Government International Bond, 0.500% (Step Rate @ 0.500% on 0), 07/31/2040	19,976	0.0
			85,861	0.0

		Egypt: 0.4%
300,000	(1)	Egypt Government International Bond, 4.550%, 11/20/2023	312,109	0.1
600,000		Egypt Government International Bond, 6.588%, 02/21/2028	653,323	0.1
325,000		Egypt Government International Bond, 7.500%, 01/31/2027	377,407	0.1
450,000	(1)	Egypt Government International Bond, 7.625%, 05/29/2032	500,085	0.1
			1,842,924	0.4

		Germany: 0.1%
EUR 120,000		Bundesobligation, -0.660%, 10/08/2021	146,282	0.1
EUR 9,700		Bundesobligation, -0.760%, 04/14/2023	11,971	0.0
EUR 60,000		Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	79,072	0.0
EUR 30,000		Bundesrepublik Deutschland Bundesanleihe, -0.740%, 08/15/2026	37,938	0.0
EUR 40,000		Bundesrepublik Deutschland Bundesanleihe, 1.000%, 08/15/2025	52,497	0.0
			327,760	0.1

		Ghana: 0.1%
450,000	(1)	Ghana Government International Bond, 6.375%, 02/11/2027	467,143	0.1

		Indonesia: 1.6%
IDR 13,833,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	1,128,193	0.2
IDR 68,047,000,000		Indonesia Treasury Bond, 8.750%, 05/15/2031	5,655,225	1.3
200,000		Perusahaan Penerbit SBSN Indonesia III, 4.450%, 02/20/2029	234,740	0.1
			7,018,158	1.6

		Italy: 0.5%
EUR 641,000	(1)	Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	1,205,565	0.3
EUR 641,000	(1)	Italy Buoni Poliennali Del Tesoro, 5.000%, 08/01/2034	1,183,057	0.2
			2,388,622	0.5

		Ivory Coast: 0.2%
EUR 200,000	(1)	Ivory Coast Government International Bond, 4.875%, 01/30/2032	250,416	0.1
424,167	(2),(5)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	431,068	0.1
			681,484	0.2

		Jordan: 0.1%
200,000	(1)	Jordan Government International Bond, 5.850%, 07/07/2030	220,393	0.1

		Kenya: 0.1%
250,000	(1)	Kenya Government International Bond, 7.000%, 05/22/2027	276,875	0.1

		Mexico: 0.1%
200,000	(3)	Mexico Government International Bond, 3.250%, 04/16/2030	212,320	0.1
200,000		Mexico Government International Bond, 3.750%, 04/19/2071	187,500	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Mexico: (continued)
5,000		Mexico Government International Bond, 4.000%, 10/02/2023	$ 5,473	0.0
			405,293	0.1

		Morocco: 0.1%
200,000	(1),(3)	Morocco Government International Bond, 2.375%, 12/15/2027	201,250	0.0
200,000	(1)	Morocco Government International Bond, 3.000%, 12/15/2032	201,718	0.0
200,000		Morocco Government International Bond, 4.250%, 12/11/2022	211,039	0.1
			614,007	0.1

		Nigeria: 0.0%
200,000		Nigeria Government International Bond, 7.875%, 02/16/2032	219,444	0.0

		Oman: 0.1%
200,000		Oman Government International Bond, 6.000%, 08/01/2029	210,291	0.0
200,000	(1)	Oman Government International Bond, 6.750%, 10/28/2027	221,526	0.0
200,000	(1)	Oman Government International Bond, 7.375%, 10/28/2032	227,619	0.1
			659,436	0.1

		Panama: 0.2%
200,000		Panama Government International Bond, 3.875%, 03/17/2028	226,471	0.1
315,000		Panama Government International Bond, 6.700%, 01/26/2036	452,594	0.1
			679,065	0.2

		Peru: 1.6%
PEN 4,000,000		Peru Government Bond, 6.350%, 08/12/2028	1,380,247	0.3
PEN 8,617,000		Peru Government Bond, 6.900%, 08/12/2037	2,882,924	0.6
200,000		Peruvian Government International Bond, 1.862%, 12/01/2032	197,677	0.1
200,000		Peruvian Government International Bond, 2.780%, 12/01/2060	193,202	0.1
75,000		Peruvian Government International Bond, 5.625%, 11/18/2050	114,322	0.0
PEN 6,609,000		Peruvian Government International Bond, 6.950%, 08/12/2031	2,335,978	0.5
			7,104,350	1.6

		Portugal: 0.6%
EUR 1,664,000	(1)	Portugal Obrigacoes do Tesouro OT, 2.250%, 04/18/2034	2,534,830	0.6

		Romania: 1.7%
RON 5,510,000		Romania Government Bond, 3.250%, 04/29/2024	1,423,722	0.3
RON 17,920,000		Romania Government Bond, 5.800%, 07/26/2027	5,381,895	1.2
EUR 200,000	(1)	Romanian Government International Bond, 2.625%, 12/02/2040	253,775	0.1
480,000	(1)	Romanian Government International Bond, 3.000%, 02/14/2031	510,022	0.1
			7,569,414	1.7

		Russia: 0.3%
RUB 47,938,000		Russian Federal Bond - OFZ, 6.900%, 05/23/2029	666,058	0.1
200,000		Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	231,016	0.1
400,000	(1)	Russian Foreign Bond - Eurobond, 4.875%, 09/16/2023	440,546	0.1
			1,337,620	0.3

		Saudi Arabia: 0.2%
200,000	(1)	KSA Sukuk Ltd., 3.628%, 04/20/2027	224,500	0.1
400,000	(1)	Saudi Government International Bond, 2.250%, 02/02/2033	395,700	0.1
200,000	(1)	Saudi Government International Bond, 3.450%, 02/02/2061	198,553	0.0
			818,753	0.2

		South Africa: 0.3%
250,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	254,945	0.1
900,000		Republic of South Africa Government International Bond, 4.850%, 09/30/2029	933,872	0.2
			1,188,817	0.3

		Spain: 0.8%
EUR 1,284,000	(1)	Spain Government Bond, 1.450%, 04/30/2029	1,751,629	0.4
EUR 1,092,000	(1)	Spain Government Bond, 2.700%, 10/31/2048	1,912,266	0.4
			3,663,895	0.8

		Sri Lanka: 0.0%
200,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	123,500	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Turkey: 0.3%
800,000		Turkey Government International Bond, 4.875%, 10/09/2026	$ 812,451	0.2
200,000		Turkey Government International Bond, 5.600%, 11/14/2024	210,850	0.0
461,000		Turkey Government International Bond, 7.375%, 02/05/2025	515,490	0.1
			1,538,791	0.3

		Ukraine: 0.4%
250,000		Ukraine Government International Bond, 7.253%, 03/15/2033	266,855	0.1
525,000		Ukraine Government International Bond, 7.375%, 09/25/2032	564,753	0.1
800,000		Ukraine Government International Bond, 7.750%, 09/01/2025	895,520	0.2
			1,727,128	0.4

		United Kingdom: 0.6%
GBP 700,000		United Kingdom Gilt, 1.750%, 01/22/2049	1,165,839	0.3
GBP 1,100,000		United Kingdom Gilt, 4.000%, 03/07/2022	1,575,175	0.3
			2,741,014	0.6

		Uruguay: 0.0%
75,000		Uruguay Government International Bond, 4.375%, 10/27/2027	87,904	0.0

	Total Sovereign Bonds
	(Cost $68,456,019)		73,382,762	16.3

U.S. TREASURY OBLIGATIONS: 6.8%
		U.S. Treasury Bonds: 0.8%
7,000		1.250%,05/15/2050	6,060	0.0
270,000		1.375%,11/15/2040	257,323	0.0
3,988,000		1.375%,08/15/2050	3,564,586	0.8
			3,827,969	0.8

		U.S. Treasury Notes: 6.0%
66,000		0.125%,12/31/2022	66,018	0.0
1,000		0.125%,10/15/2023	999	0.0
4,294,600		0.375%,12/31/2025	4,285,541	1.0
4,475,800		0.875%,11/15/2030	4,392,229	1.0
2,152,000		1.750%,03/31/2022	2,193,695	0.5
184,000		0.125%,01/31/2023	184,050	0.0
884,000		0.125%,01/15/2024	882,792	0.2
3,815,800		0.375%,01/31/2026	3,805,217	0.8
55,000		0.375%,09/30/2027	53,801	0.0
2,116,600		0.625%,12/31/2027	2,098,741	0.5
8,908,200		0.750%,01/31/2028	8,908,068	2.0
			26,871,151	6.0

	Total U.S. Treasury Obligations
	(Cost $30,909,874)		30,699,120	6.8

COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.0%
		United States: 8.0%
7,642,475	(2),(4)	BANK 2017-BNK5 XA, 1.065%, 06/15/2060	349,012	0.1
989,533	(2),(4)	BANK 2019-BNK16 XA, 0.961%, 02/15/2052	62,043	0.0
620,000	(1)	BBCMS 2018-TALL C Mortgage Trust, 1.248%, (US0001M + 1.121%), 03/15/2037	611,412	0.1
20,130,704	(2),(4)	Benchmark 2018-B2 XA Mortgage Trust, 0.416%, 02/15/2051	428,754	0.1
280,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	267,242	0.1
1,431,179	(2),(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.043%, 03/15/2052	102,584	0.0
300,000	(1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 08/15/2053	306,645	0.1
1,000,000	(1)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	1,007,520	0.2
10,422,843	(2),(4)	Benchmark 2020-B21 xa Mortgage Trust, 1.459%, 12/15/2053	1,176,463	0.3
230,679	(1)	BX Commercial Mortgage Trust 2019-XL J, 2.776%, (US0001M + 2.650%), 10/15/2036	231,819	0.1
419,616	(1)	BX Commercial Mortgage Trust 2020-BXLP G, 2.626%, (US0001M + 2.500%), 12/15/2029	421,669	0.1
160,000	(1)	BX Commercial Mortgage Trust 2020-VKNG E, 2.227%, (US0001M + 2.100%), 10/15/2037	161,662	0.0
100,000	(1),(2)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	103,907	0.0
890,000	(1),(2)	CALI Mortgage Trust 2019-101C E, 4.324%, 03/10/2039	925,270	0.2
3,264,969	(2),(4)	CD 2016-CD1 Mortgage Trust XA, 1.386%, 08/10/2049	178,706	0.0
360,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.436%, 08/10/2049	282,203	0.1
8,581,000	(2),(4)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.842%, 08/10/2049	357,829	0.1
3,441,846	(2),(4)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.085%, 10/12/2050	168,257	0.0
15,929,031	(1),(2),(4)	COMM 2012-LTRT XA, 0.883%, 10/05/2030	171,213	0.0
200,000	(1),(2)	COMM 2013-CR10 E Mortgage Trust, 4.789%, 08/10/2046	183,328	0.0
300,000	(2)	COMM 2016-COR1 C, 4.381%, 10/10/2049	323,986	0.1
6,795,525	(2),(4)	COMM 2016-CR28 XA, 0.697%, 02/10/2049	176,365	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
540,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 C, 1.556%, (US0001M + 1.430%), 05/15/2036	$ 541,657	0.1
150,000	(1),(2)	Credit Suisse Mortgage Capital Certificates 2020-NET C, 3.526%, 08/15/2037	158,466	0.0
530,000	(1),(2)	DBJPM 16-C3 Mortgage Trust, 3.490%, 08/10/2049	433,987	0.1
204,208	(1),(2),(4)	DBUBS 2011-LC1A XA, 0.533%, 11/10/2046	24	0.0
650,000	(1),(2)	DBUBS 2011-LC2 E Mortgage Trust, 5.433%, 07/10/2044	548,123	0.1
540,000	(1)	DBUBS 2011-LC2A F Mortgage Trust, 3.794%, (US0001M + 3.650%), 07/10/2044	406,460	0.1
1,470,000	(1),(2)	DBUBS 2017-BRBK F Mortgage Trust, 3.530%, 10/10/2034	1,506,870	0.3
910,000	(1),(2)	Del Amo Fashion Center Trust 2017-AMO C, 3.636%, 06/05/2035	807,432	0.2
170,000	(1),(2)	Fontainebleau Miami Beach Trust 2019-FBLU F, 3.963%, 12/10/2036	172,220	0.0
507,974	(2),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.978%, 01/25/2043	230	0.0
9,796,836	(2),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K118 X1, 0.962%, 09/25/2030	801,320	0.2
7,109,162	(2),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.884%, 11/25/2030	538,814	0.1
3,598,552	(2),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.334%, 07/25/2035	552,884	0.1
5,595,042	(2),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.874%, 10/25/2035	556,253	0.1
26,606,765	(2),(4)	Freddie Mac Multifamily Structured Pass Through CertificatesK151 X1, 0.404%, 04/25/2030	757,542	0.2
400,000	(1),(2)	Grace Trust 2020-GRCE E, 2.680%, 12/10/2040	385,083	0.1
1,760,000	(1),(2)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.591%, 10/10/2032	1,732,026	0.4
647,750	(1)	GS Mortgage Securities Corp. Trust 2019-BOCA A, 1.326%, (US0001M + 1.200%), 06/15/2038	650,385	0.1
220,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	112,352	0.0
4,251,058	(2),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.022%, 11/10/2046	99,691	0.0
7,700,184	(2),(4)	GS Mortgage Securities Trust 2017-GS6 XA, 1.034%, 05/10/2050	429,384	0.1
600,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.550%, 07/10/2052	568,988	0.1
460,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.550%, 07/10/2052	419,764	0.1
540,000	(1),(2)	GS Mortgage Securities Trust 2020-GC45 SWC, 3.219%, 12/13/2039	496,498	0.1
3,350,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Corp. 2018-AON D, 4.613%, 07/05/2031	3,542,126	0.8
200,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	192,750	0.0
730,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.424%, 08/15/2046	739,624	0.2
2,120,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 E, 4.000%, 08/15/2046	1,569,485	0.4
9,153,209	(2),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.470%, 06/15/2045	64,538	0.0
420,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	383,746	0.1
735,000	(2)	JPMBB Commercial Mortgage Securities Trust 2014-C18 AS, 4.439%, 02/15/2047	806,329	0.2
1,205,257	(1)	KKR Industrial Portfolio Trust 2020-AIP C, 1.760%, (US0001M + 1.633%), 03/15/2037	1,212,415	0.3
240,000	(1),(2)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.185%, 04/20/2048	232,086	0.1
4,714,039	(1),(2),(4)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.986%, 03/10/2050	143,270	0.0
1,320,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.606%, 11/15/2045	1,198,853	0.3

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
21,550,000	(1),(2),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.457%, 12/15/2047	$ 366,686	0.1
250,000	(1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	250,141	0.1
200,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.470%, 12/10/2045	120,356	0.0
340,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.470%, 12/10/2045	176,136	0.0
5,198,861	(2),(4)	Wells Fargo Commercial Mortgage Trust 2020-C55 XA, 1.310%, 02/15/2053	487,279	0.1
1,360,000	(1),(2)	West Town Mall Trust 2017-KNOX E, 4.346%, 07/05/2030	1,274,506	0.3
730,000	(1),(2)	WFRBS Commercial Mortgage Trust 2011-C5 B, 5.656%, 11/15/2044	744,667	0.2
630,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.256%, 03/15/2045	459,283	0.1
330,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.973%, 06/15/2046	280,325	0.1
4,700,359	(2),(4)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 0.962%, 03/15/2046	105,216	0.0
14,368,727	(2),(4)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.015%, 03/15/2047	323,868	0.1
730,000	(2)	WFRBS Commercial Mortgage Trust 2014-LC14 C, 4.344%, 03/15/2047	759,419	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $37,308,215)		36,107,446	8.0

ASSET-BACKED SECURITIES: 5.5%
		United States: 5.5%
500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.152%, (US0003M + 1.950%), 04/14/2029	500,049	0.1
300,000	(1)	Ares XXVIIIR CLO Ltd. 2018-28RA A2, 1.623%, (US0003M + 1.400%), 10/17/2030	300,092	0.1
750,000	(1)	Barings Clo Ltd. 2019-4A C, 3.041%, (US0003M + 2.800%), 01/15/2033	755,232	0.2
1,190,000	(1)	BDS 2020-FL5 C Ltd., 2.180%, (US0001M + 2.050%), 02/16/2037	1,187,753	0.3
1,550,000	(1)	BDS 2020-FL5 D Ltd., 2.630%, (US0001M + 2.500%), 02/16/2037	1,542,669	0.3
500,000	(1)	BlueMountain CLO 2013-2A CR, 2.172%, (US0003M + 1.950%), 10/22/2030	496,118	0.1
250,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 2.202%, (US0003M + 2.000%), 04/15/2034	250,027	0.1
750,000	(1)	CIFC Funding 2013-IA BR Ltd., 2.623%, (US0003M + 2.400%), 07/16/2030	750,428	0.2
800,000	(1)	CIFC Funding 2020-2A A1 Ltd., 1.874%, (US0003M + 1.650%), 08/24/2032	803,438	0.2
433,718	(2),(5)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.820%, 03/25/2036	280,151	0.1
600,000	(1)	Clear Creek CLO 2015-1A CR, 2.174%, (US0003M + 1.950%), 10/20/2030	600,025	0.1
1,100,000	(1)	Elevation CLO 2014-2A A1R Ltd., 1.471%, (US0003M + 1.230%), 10/15/2029	1,100,136	0.2
1,000,000	(1)	Galaxy XV CLO Ltd. 2013-15A CR, 2.241%, (US0003M + 2.000%), 10/15/2030	1,000,037	0.2
600,000	(1)	Galaxy XXI CLO Ltd. 2015-21A CR, 1.974%, (US0003M + 1.750%), 04/20/2031	594,943	0.1
400,494	(1)	Invitation Homes 2017-SFR2 A Trust, 0.979%, (US0001M + 0.850%), 12/17/2036	401,509	0.1
1,000,000	(1)	Jay Park CLO Ltd. 2016-1A BR, 2.224%, (US0003M + 2.000%), 10/20/2027	1,000,894	0.2
350,000	(1)	LCM XIV L.P. 14A AR, 1.263%, (US0003M + 1.040%), 07/20/2031	349,742	0.1
2,050,000	(1)	LCM XXIV Ltd. 24A C, 2.474%, (US0003M + 2.250%), 03/20/2030	2,050,359	0.4
900,000	(1)	Madison Park Funding XXI Ltd. 2016-21A BR, 3.091%, (US0003M + 2.850%), 10/15/2032	902,615	0.2
500,000	(1)	Madison Park Funding XXXI Ltd. 2018-31A C, 2.359%, (US0003M + 2.150%), 01/23/2031	500,115	0.1
550,000	(1)	Marble Point CLO XIV Ltd. 2018-2A A1R, 1.504%, (US0003M + 1.280%), 01/20/2032	550,061	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
300,000	(1),(2)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	$ 325,679	0.1
300,000	(1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	321,451	0.1
600,000	(1)	Neuberger Berman Loan Advisers Clo 40 Ltd. 2021-40A C, 1.952%, (US0003M + 1.750%), 04/15/2033	600,000	0.1
250,000	(1)	Oak Hill Credit Partners 2021-8A C, 2.102%, (US0003M + 1.900%), 01/18/2034	250,000	0.1
1,000,000	(1)	OCP CLO 2014-5 A BR Ltd., 2.015%, (US0003M + 1.800%), 04/26/2031	995,125	0.2
450,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.152%, (US0003M + 1.950%), 03/17/2030	450,049	0.1
1,220,000	(1)	Octagon Investment Partners 31 Ltd. 2017-1A CR, 2.252%, (US0003M + 2.050%), 07/20/2030	1,220,129	0.3
800,000	(1)	Palmer Square CLO 2020-2A A1A Ltd., 1.941%, (US0003M + 1.700%), 07/15/2031	802,326	0.2
250,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 2.091%, (US0003M + 1.850%), 04/15/2026	243,463	0.0
1,240,000	(1)	Progress Residential 2018-SFR2 E Trust, 4.656%, 08/17/2035	1,265,352	0.3
650,000	(1)	Shackleton 2019-15A CR CLO Ltd., 2.352%, (US0003M + 2.150%), 01/15/2032	650,000	0.1
600,000	(1)	Shackleton CLO Ltd. 2019-15A C, 3.041%, (US0003M + 2.800%), 01/15/2030	600,803	0.1
900,000	(1)	Sound Point Clo XIV Ltd. 2016-3A CR, 2.252%, (US0003M + 2.050%), 01/23/2029	900,097	0.2
500,000	(1)	THL Credit Wind River 2016-1A CR CLO Ltd., 2.341%, (US0003M + 2.100%), 07/15/2028	500,029	0.1

		Total Asset-Backed Securities
		(Cost $24,780,970)	25,040,896	5.5

PURCHASED OPTIONS (8): 0.1%
	Total Purchased Options
	(Cost $281,433)		283,969	0.1

	Total Long-Term Investments
	(Cost $376,849,469)		393,131,464	87.2

SHORT-TERM INVESTMENTS: 9.8%
		Commercial Paper: 5.0%
4,000,000		American Electric Power Co., 0.230%, 04/05/2021	3,998,390	0.9
2,500,000		American Honda Finance Corp., 0.270%, 03/16/2021	2,499,185	0.5
2,000,000		Concord Minutemen Capital Co. LLC, 0.170%, 03/01/2021	1,999,723	0.4
4,000,000		Consolidated Edison Company, 0.210%, 02/22/2021	3,999,485	0.9
1,000,000		Duke Energy Corp., 0.240%, 03/18/2021	999,701	0.2
3,000,000		Enbridge (US) Inc., 0.230%, 02/04/2021	2,999,925	0.7
1,000,000		Entergy Corp., 0.270%, 03/15/2021	999,688	0.2
2,500,000		Simon Property Group L.P., 0.120%, 03/01/2021	2,499,761	0.5
3,000,000		UnitedHealth Group, Inc., 0.190%, 03/30/2021	2,999,100	0.7

		Total Commercial Paper
		(Cost $22,994,808)	22,994,958	5.0

		Repurchase Agreements: 0.5%
1,000,000	(9)	Citigroup, Inc., Repurchase Agreement dated 01/29/21, 0.06%, due 02/01/21 (Repurchase Amount $1,000,005, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.375%-8.500%, Market Value plus accrued interest $1,020,000, due 02/01/23-01/01/59)	1,000,000	0.2
205,524	(9)	Nomura Securities, Repurchase Agreement dated 01/29/21, 0.06%, due 02/01/21 (Repurchase Amount $205,525, collateralized by various U.S. Government Agency Obligations, 2.101%-6.000%, Market Value plus accrued interest $209,634, due 09/01/25-10/20/68)	205,524	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,000,000	(9)	RBC Dominion Securities Inc., Repurchase Agreement dated 01/29/21, 0.06%, due 02/01/21 (Repurchase Amount $1,000,005, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.625%, Market Value plus accrued interest $1,020,000, due 02/18/21-01/20/51)	$ 1,000,000	0.2

		Total Repurchase Agreements
		(Cost $2,205,524)	2,205,524	0.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.3%
19,243,000	(10)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
		(Cost $19,243,000)	19,243,000	4.3

		Total Short-Term Investments
		(Cost $44,443,332)	44,443,482	9.8

		Total Investments in Securities (Cost $421,292,801)	$ 437,574,946	97.0
		Assets in Excess of Other Liabilities	13,644,512	3.0
		Net Assets	$ 451,219,458	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(10)	Rate shown is the 7-day yield as of January 31, 2021.
(2)	Variable rate security. Rate shown is the rate in effect as of January 31, 2021.
(3)	Security, or a portion of the security, is on loan.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of January 31, 2021.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Represents or includes a TBA transaction.
(8)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
COP	Colombian Peso
EUR	EU Euro
GBP	British Pound
IDR	Indonesian Rupiah
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu
RUB	Russian Ruble

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Portfolio Composition	Percentage of Net Assets
Corporate Bonds/Notes	31.3%
Sovereign Bonds	16.3
Collateralized Mortgage Obligations	10.5
U.S. Government Agency Obligations	8.7
Commercial Mortgage-Backed Securities	8.0
U.S. Treasury Obligations	6.8
Asset-Backed Securities	5.5
Purchased Options	0.1
Short-Term Investments	9.8
Assets in Excess of Other Liabilities	3.0
Net Assets	100.0%

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2021
Asset Table
Investments, at fair value
Purchased Options	$–	$283,969	$–	$283,969
Corporate Bonds/Notes	–	141,263,560	–	141,263,560
Collateralized Mortgage Obligations	–	47,158,711	–	47,158,711
Asset-Backed Securities	–	25,040,896	–	25,040,896
U.S. Government Agency Obligations	–	39,195,000	–	39,195,000
Sovereign Bonds	–	73,382,762	–	73,382,762
Commercial Mortgage-Backed Securities	–	36,107,446	–	36,107,446
U.S. Treasury Obligations	–	30,699,120	–	30,699,120
Short-Term Investments	19,243,000	25,200,482	–	44,443,482
Total Investments, at fair value	$19,243,000	$418,331,946	$–	$437,574,946
Other Financial Instruments+
Centrally Cleared Swaps	–	1,300,424	–	1,300,424
Forward Foreign Currency Contracts	–	2,939,426	–	2,939,426
Futures	733,780	–	–	733,780
OTC Swaps	–	1,982	–	1,982
Total Assets	$19,976,780	$422,573,778	$–	$442,550,558
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(4,078,346)	$–	$(4,078,346)
Forward Foreign Currency Contracts	–	(2,382,150)	–	(2,382,150)
Futures	(223,790)	–	–	(223,790)
OTC Swaps	–	(56,016)	–	(56,016)
Written Options	–	(117,321)	–	(117,321)
Total Liabilities	$(223,790)	$(6,633,833)	$–	$(6,857,623)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At January 31, 2021, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD 2,062,222	USD 1,483,055	Bank of America N.A.	02/05/21	$(1,136)
CAD 1,882,758	USD 1,472,800	Bank of America N.A.	02/05/21	(8,978)
GBP 1,036,537	USD 1,386,169	Barclays Bank PLC	02/05/21	34,055
USD 888,467	GBP 653,955	Barclays Bank PLC	02/05/21	(7,559)
USD 606,443	SEK 5,003,064	Barclays Bank PLC	02/05/21	7,708
JPY 693,000	USD 6,691	BNP Paribas	02/05/21	(75)
NZD 1,956,295	USD 1,390,860	BNP Paribas	02/05/21	14,939
SEK 20,124,181	USD 2,376,615	BNP Paribas	02/05/21	31,720
GBP 8,608,512	USD 11,478,400	BNP Paribas	02/05/21	316,668
USD 1,202,465	CHF 1,062,746	Brown Brothers Harriman & Co.	02/05/21	9,283
PEN 7,891,930	USD 2,165,711	Brown Brothers Harriman & Co.	02/05/21	3,742
USD 2,940,153	NZD 4,188,635	Brown Brothers Harriman & Co.	02/05/21	(69,812)
JPY 732,651,245	USD 6,995,800	Brown Brothers Harriman & Co.	02/05/21	(15,067)
EUR 11,269,899	USD 13,676,000	Brown Brothers Harriman & Co.	02/05/21	(85,637)
CAD 12,637,210	USD 9,758,082	Brown Brothers Harriman & Co.	02/05/21	124,466
USD 1,165,797	SEK 9,870,229	Brown Brothers Harriman & Co.	02/05/21	(15,410)
USD 240,911	EUR 199,232	Brown Brothers Harriman & Co.	02/05/21	(882)
USD 1,775,754	NZD 2,487,916	Brown Brothers Harriman & Co.	02/05/21	(12,070)
USD 1,766,788	CAD 2,259,061	Brown Brothers Harriman & Co.	02/05/21	10,395
SEK 9,632,900	USD 1,163,771	Brown Brothers Harriman & Co.	02/05/21	(10,966)
GBP 2,228,929	USD 3,021,403	Brown Brothers Harriman & Co.	02/05/21	32,594
JPY 333,469,136	USD 3,250,213	Brown Brothers Harriman & Co.	02/05/21	(66,506)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

USD 4,429,961	CHF 3,943,404	Brown Brothers Harriman & Co.	02/05/21	$2,563
AUD 499,148	USD 367,905	Brown Brothers Harriman & Co.	02/05/21	13,575
USD 1,964,386	NOK 16,962,680	Brown Brothers Harriman & Co.	02/05/21	(15,955)
CHF 3,337,809	USD 3,802,687	Brown Brothers Harriman & Co.	02/05/21	(55,211)
USD 3,746,950	AUD 4,903,197	Brown Brothers Harriman & Co.	02/05/21	10,429
GBP 406,676	USD 548,575	Brown Brothers Harriman & Co.	02/05/21	8,637
JPY 3,755,001	USD 36,342	Brown Brothers Harriman & Co.	02/05/21	(492)
GBP 910,793	USD 1,230,485	Brown Brothers Harriman & Co.	02/05/21	17,450
GBP 1,012,063	USD 1,361,590	Brown Brothers Harriman & Co.	02/05/21	25,102
EUR 738,242	USD 897,680	Brown Brothers Harriman & Co.	02/05/21	(1,733)
USD 4,919,138	CAD 6,264,842	Brown Brothers Harriman & Co.	02/05/21	19,907
NZD 2,472,156	USD 1,787,785	Brown Brothers Harriman & Co.	02/05/21	(11,286)
JPY 2,181,493	USD 20,922	Brown Brothers Harriman & Co.	02/05/21	(94)
USD 2,900,051	AUD 3,832,694	Brown Brothers Harriman & Co.	02/05/21	(29,135)
USD 1,994,176	SEK 16,700,543	Brown Brothers Harriman & Co.	02/05/21	(4,440)
EUR 5,298,540	USD 6,519,313	Brown Brothers Harriman & Co.	02/05/21	(88,890)
NOK 15,294,498	USD 1,783,226	Brown Brothers Harriman & Co.	02/05/21	2,360
TRY 15,120,443	USD 1,987,270	Brown Brothers Harriman & Co.	03/05/21	54,919
USD 111	TRY 831	Brown Brothers Harriman & Co.	03/05/21	(2)
CHF 1,151,915	USD 1,305,887	CIBC World Markets Corp.	02/05/21	(12,591)
CLP 66,699,868	USD 89,481	Citibank N.A.	02/05/21	1,295
USD 1,996,800	EUR 1,624,722	Citibank N.A.	02/05/21	25,002
USD 239,889	EUR 198,004	Citibank N.A.	02/05/21	(413)
AUD 2,180,395	USD 1,616,068	Citibank N.A.	02/05/21	50,327
USD 1,206,092	SEK 10,173,467	Citibank N.A.	02/05/21	(11,405)
USD 1,011,359	EUR 831,625	Citibank N.A.	02/05/21	2,080
NZD 904,254	USD 637,023	Citibank N.A.	02/05/21	12,777
JPY 76,642,550	USD 734,209	Citibank N.A.	02/05/21	(2,485)
USD 1,607,713	RON 6,385,749	Citibank N.A.	03/05/21	19,387
USD 2,686,208	CHF 2,385,201	Commonwealth Bank of Australia	02/05/21	8,259
USD 1,607,847	RON 6,385,749	Credit Suisse International	03/05/21	19,521
GBP 1,170,085	USD 1,588,220	Deutsche Bank AG	02/05/21	14,988
USD 614,746	GBP 460,144	Deutsche Bank AG	02/05/21	(15,727)
GBP 426,248	USD 574,707	Deutsche Bank AG	02/05/21	9,322
GBP 6,125	USD 8,387	Deutsche Bank AG	02/05/21	6
USD 1,679,715	NOK 14,275,397	Deutsche Bank AG	02/05/21	13,107
USD 1,779,904	NZD 2,451,626	Deutsche Bank AG	02/05/21	18,158
USD 766,802	JPY 79,008,276	Deutsche Bank AG	02/05/21	12,492
USD 1,181,470	EUR 968,908	Deutsche Bank AG	02/05/21	5,582
USD 1,464,409	NZD 2,042,535	Deutsche Bank AG	02/05/21	(3,362)
CAD 4,492,401	USD 3,525,000	Deutsche Bank AG	02/05/21	(11,853)
USD 1,616,672	AUD 2,083,947	Deutsche Bank AG	02/05/21	23,988
CAD 2,057,569	USD 1,617,042	Deutsche Bank AG	02/05/21	(7,982)
USD 831,385	NOK 7,100,208	Goldman Sachs International	02/05/21	2,457
USD 4,431,080	CAD 5,617,471	Goldman Sachs International	02/05/21	38,107
USD 2,209	JPY 229,646	Goldman Sachs International	02/05/21	16
USD 940,068	SEK 7,799,660	Goldman Sachs International	02/05/21	6,654
USD 1,580,745	AUD 2,039,630	Goldman Sachs International	02/05/21	21,931
SEK 10,592,959	USD 1,247,194	Goldman Sachs International	02/05/21	20,505
EUR 70,582,224	USD 84,755,050	Goldman Sachs International	02/05/21	905,071
JPY 391,315,695	USD 3,793,933	Goldman Sachs International	02/05/21	(57,951)
USD 1,014,739	SEK 8,476,156	Goldman Sachs International	02/05/21	366
DKK 4,946,164	USD 797,221	Goldman Sachs International	02/05/21	9,883
USD 1,195,303	EUR 974,235	Goldman Sachs International	02/05/21	12,950
USD 1,607,668	RON 6,385,749	Goldman Sachs International	03/05/21	19,342
USD 422,665	CHF 382,075	HSBC Bank USA N.A.	02/05/21	(6,303)
SEK 9,418,883	USD 1,148,634	HSBC Bank USA N.A.	02/05/21	(21,442)
JPY 307,295,270	USD 2,962,473	JPMorgan Chase Bank N.A.	02/05/21	(28,654)
CAD 2,231,708	USD 1,758,224	JPMorgan Chase Bank N.A.	02/05/21	(12,984)
NOK 17,888,010	USD 2,107,210	JPMorgan Chase Bank N.A.	02/05/21	(18,839)
USD 1,303,199	CAD 1,659,596	JPMorgan Chase Bank N.A.	02/05/21	5,362
USD 1,695,588	EUR 1,402,779	JPMorgan Chase Bank N.A.	02/05/21	(6,855)
CLP 1,545,989,683	USD 2,104,189	JPMorgan Chase Bank N.A.	04/09/21	3,589
USD 1,259,734	EUR 1,034,348	Morgan Stanley Capital Services LLC	02/05/21	4,427
SEK 11,559,694	USD 1,377,731	Morgan Stanley Capital Services LLC	02/05/21	5,661
SEK 9,521,511	USD 1,161,465	Morgan Stanley Capital Services LLC	02/05/21	(21,991)
USD 2,411,388	EUR 1,976,204	Morgan Stanley Capital Services LLC	02/05/21	13,024
CHF 1,071,524	USD 1,206,096	Morgan Stanley Capital Services LLC	02/05/21	(3,058)
USD 863,631	SEK 7,286,437	Morgan Stanley Capital Services LLC	02/05/21	(8,364)
SEK 8,816,357	USD 1,071,547	Morgan Stanley Capital Services LLC	02/05/21	(16,461)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

CAD 15,400	USD 12,026	Morgan Stanley Capital Services LLC	02/05/21	$17
CAD 914,992	USD 724,024	Morgan Stanley Capital Services LLC	02/05/21	(8,483)
CAD 4,320,472	USD 3,406,179	Morgan Stanley Capital Services LLC	02/05/21	(27,485)
EUR 1,308,418	USD 1,566,117	Morgan Stanley Capital Services LLC	02/05/21	21,807
GBP 884,572	USD 1,187,461	Morgan Stanley Capital Services LLC	02/05/21	24,546
USD 996,371	CAD 1,275,132	Morgan Stanley Capital Services LLC	02/05/21	(807)
GBP 1,766,655	USD 2,419,600	Morgan Stanley Capital Services LLC	02/05/21	(5,983)
CAD 3,043,603	USD 2,390,261	Morgan Stanley Capital Services LLC	02/05/21	(10,103)
NZD 1,560,419	USD 1,097,161	Morgan Stanley Capital Services LLC	02/05/21	24,161
CHF 1,318,347	USD 1,489,892	Morgan Stanley Capital Services LLC	02/05/21	(9,737)
EUR 1,920,206	USD 2,362,356	Morgan Stanley Capital Services LLC	02/05/21	(31,952)
CNY 38,203,263	USD 5,905,821	Morgan Stanley Capital Services LLC	03/05/21	3,566
USD 1,758,915	IDR 24,519,268,540	Morgan Stanley Capital Services LLC	03/05/21	17,581
CZK 5,112,536	USD 240,517	Morgan Stanley Capital Services LLC	03/05/21	(2,111)
ILS 1,073,195	USD 334,846	Morgan Stanley Capital Services LLC	03/05/21	(7,849)
PEN 7,891,930	USD 2,176,069	RBC Capital Markets Corp.	02/05/21	(6,615)
PEN 7,891,930	USD 2,165,495	RBC Capital Markets Corp.	02/05/21	3,959
USD 123	PEN 449	RBC Capital Markets Corp.	02/05/21	–
SEK 11,375,629	USD 1,362,559	RBC Capital Markets Corp.	02/05/21	(1,195)
EUR 1,633,232	USD 1,987,697	RBC Capital Markets Corp.	02/05/21	(5,572)
USD 1,761,809	CAD 2,257,041	RBC Capital Markets Corp.	02/05/21	(3,242)
EUR 881,797	USD 1,078,625	RBC Capital Markets Corp.	02/05/21	(8,457)
BRL 467,160	USD 90,617	Standard Chartered Bank	02/05/21	(5,242)
USD 755,247	EUR 616,011	Standard Chartered Bank	02/05/21	7,644
USD 4,090,734	GBP 3,074,908	Standard Chartered Bank	02/05/21	(122,392)
USD 1,141,293	NZD 1,612,004	Standard Chartered Bank	02/05/21	(17,098)
USD 822,635	COP 2,859,724,414	Standard Chartered Bank	02/05/21	21,454
CHF 1,081,867	USD 1,217,911	Standard Chartered Bank	02/05/21	(3,261)
USD 1,071,724	GBP 800,921	Standard Chartered Bank	02/05/21	(25,668)
AUD 2,335,132	USD 1,734,714	Standard Chartered Bank	02/05/21	49,940
USD 1,758,915	IDR 24,519,268,540	Standard Chartered Bank	03/05/21	17,581
PHP 19,970	USD 415	Standard Chartered Bank	03/05/21	–
THB 26,787,149	USD 897,554	Standard Chartered Bank	03/05/21	(2,653)
USD 1,758,915	IDR 24,519,268,540	Standard Chartered Bank	03/05/21	17,581
USD 4,661,722	CNY 30,129,547	Standard Chartered Bank	03/05/21	1,200
CNY 14,018,719	USD 2,170,981	Standard Chartered Bank	03/05/21	(2,527)
USD 312,422	RUB 23,287,755	Standard Chartered Bank	03/05/21	5,374
HUF 53,599,022	USD 182,797	Standard Chartered Bank	03/05/21	(666)
CNY 18,679,349	USD 2,893,000	Standard Chartered Bank	03/05/21	(14,360)
CHF 1,405,705	USD 1,587,368	State Street Bank and Trust Co.	02/05/21	(9,133)
CHF 4,481,716	USD 5,074,464	State Street Bank and Trust Co.	02/05/21	(42,684)
NOK 14,244,405	USD 1,665,459	State Street Bank and Trust Co.	02/05/21	(2,468)
USD 1,602,288	CAD 2,052,132	State Street Bank and Trust Co.	02/05/21	(2,520)
USD 3,345,810	AUD 4,309,144	State Street Bank and Trust Co.	02/05/21	52,491
USD 1,312,695	GBP 962,946	State Street Bank and Trust Co.	02/05/21	(6,698)
AUD 4,078,695	USD 3,101,542	State Street Bank and Trust Co.	02/05/21	15,654
SEK 10,939,810	USD 1,338,426	State Street Bank and Trust Co.	02/05/21	(29,219)
NZD 911,602	USD 646,928	State Street Bank and Trust Co.	02/05/21	8,152
AUD 3,258,230	USD 2,480,369	State Street Bank and Trust Co.	02/05/21	9,776
NOK 11,746,019	USD 1,387,666	State Street Bank and Trust Co.	02/05/21	(16,355)
GBP 887,801	USD 1,211,090	State Street Bank and Trust Co.	02/05/21	5,342
NZD 1,859,844	USD 1,349,823	State Street Bank and Trust Co.	02/05/21	(13,334)
CHF 1,045,603	USD 1,177,109	State Street Bank and Trust Co.	02/05/21	(3,174)
USD 3,149,195	CHF 2,786,503	State Street Bank and Trust Co.	02/05/21	20,691
USD 941,326	JPY 97,723,259	State Street Bank and Trust Co.	02/05/21	8,339
USD 2,052,591	GBP 1,505,913	State Street Bank and Trust Co.	02/05/21	(10,756)
NOK 18,641,643	USD 2,210,695	State Street Bank and Trust Co.	02/05/21	(34,340)
NZD 1,487,886	USD 1,056,374	State Street Bank and Trust Co.	02/05/21	12,825
SEK 17,551,087	USD 2,125,933	State Street Bank and Trust Co.	02/05/21	(25,530)
USD 3,420,146	CAD 4,342,323	State Street Bank and Trust Co.	02/05/21	24,363
USD 1,057,245	SEK 8,700,697	State Street Bank and Trust Co.	02/05/21	16,000
USD 1,267,805	NZD 1,738,685	State Street Bank and Trust Co.	02/05/21	18,380
USD 3,761,891	NZD 5,251,471	State Street Bank and Trust Co.	02/05/21	(11,831)
GBP 2,332,181	USD 3,187,869	State Street Bank and Trust Co.	02/05/21	7,600
CAD 2,122,209	USD 1,660,671	State Street Bank and Trust Co.	02/05/21	(1,062)
USD 2,746,622	JPY 286,052,368	State Street Bank and Trust Co.	02/05/21	15,613
USD 4,120,105	GBP 3,048,159	State Street Bank and Trust Co.	02/05/21	(56,371)
USD 1,050,448	CHF 930,544	State Street Bank and Trust Co.	02/05/21	5,694
COP 2,859,724,414	USD 796,734	State Street Bank and Trust Co.	02/05/21	4,447
GBP 489,723	USD 661,119	State Street Bank and Trust Co.	02/05/21	9,882

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

USD 685,608	NZD 965,585	State Street Bank and Trust Co.	02/05/21	$(8,264)
CAD 4,831,189	USD 3,800,432	State Street Bank and Trust Co.	02/05/21	(22,347)
USD 1,519,468	GBP 1,114,104	State Street Bank and Trust Co.	02/05/21	(7,036)
USD 2,903,452	EUR 2,386,755	State Street Bank and Trust Co.	02/05/21	6,834
NZD 3,149,270	USD 2,275,445	State Street Bank and Trust Co.	02/05/21	(12,370)
AUD 2,386,250	USD 1,848,400	State Street Bank and Trust Co.	02/05/21	(24,677)
USD 1,010,174	CAD 1,294,487	State Street Bank and Trust Co.	02/05/21	(2,140)
USD 3,644,595	AUD 4,680,869	State Street Bank and Trust Co.	02/05/21	67,180
USD 1,366,925	SEK 11,353,015	State Street Bank and Trust Co.	02/05/21	8,267
USD 19,351	JPY 2,012,409	State Street Bank and Trust Co.	02/05/21	138
AUD 1,058,814	USD 823,077	State Street Bank and Trust Co.	02/05/21	(13,864)
USD 1,343,761	GBP 990,683	State Street Bank and Trust Co.	02/05/21	(13,636)
CAD 7,246,170	USD 5,717,801	State Street Bank and Trust Co.	02/05/21	(51,153)
USD 1,419,304	CAD 1,812,022	State Street Bank and Trust Co.	02/05/21	2,267
MXN 17,891,687	USD 896,773	State Street Bank and Trust Co.	02/05/21	(24,231)
USD 638,696	NOK 5,667,431	State Street Bank and Trust Co.	02/05/21	(22,960)
GBP 1,086,667	USD 1,484,301	State Street Bank and Trust Co.	02/05/21	4,610
USD 1,771,109	CAD 2,297,745	State Street Bank and Trust Co.	02/05/21	(25,773)
NZD 4,108,375	USD 2,922,866	State Street Bank and Trust Co.	02/05/21	29,424
SEK 11,503,385	USD 1,379,357	State Street Bank and Trust Co.	02/05/21	(2,704)
AUD 9,498,101	USD 7,308,266	State Street Bank and Trust Co.	02/05/21	(49,219)
NOK 15,318,294	USD 1,788,416	State Street Bank and Trust Co.	02/05/21	(7,034)
USD 1,074,398	CAD 1,387,524	State Street Bank and Trust Co.	02/05/21	(10,673)
NZD 2,826,149	USD 1,987,006	State Street Bank and Trust Co.	02/05/21	43,873
JPY 4,523,558,547	USD 43,460,110	State Street Bank and Trust Co.	02/05/21	(272,647)
NZD 918,942	USD 659,818	State Street Bank and Trust Co.	02/05/21	537
USD 1,579,268	GBP 1,155,386	State Street Bank and Trust Co.	02/05/21	(3,800)
USD 1,103,571	JPY 114,558,003	State Street Bank and Trust Co.	02/05/21	9,859
SEK 4,729,041	USD 570,985	State Street Bank and Trust Co.	02/05/21	(5,043)
USD 1,663,925	SEK 14,154,342	State Street Bank and Trust Co.	02/05/21	(29,978)
USD 1,749,514	NOK 14,946,059	State Street Bank and Trust Co.	02/05/21	4,607
EUR 428,044	USD 517,719	State Street Bank and Trust Co.	02/05/21	1,765
USD 2,379,814	CHF 2,138,547	State Street Bank and Trust Co.	02/05/21	(21,209)
GBP 1,701,403	USD 2,272,408	State Street Bank and Trust Co.	02/05/21	58,793
USD 1,646,774	PEN 5,918,836	State Street Bank and Trust Co.	02/05/21	19,715
USD 1,646,774	PEN 5,918,836	State Street Bank and Trust Co.	02/05/21	19,715
USD 1,646,774	PEN 5,918,836	State Street Bank and Trust Co.	02/05/21	19,715
USD 1,646,774	PEN 5,918,836	State Street Bank and Trust Co.	02/05/21	19,715
EUR 1,036,191	USD 1,256,026	State Street Bank and Trust Co.	02/05/21	1,518
CHF 1,087,605	USD 1,223,093	State Street Bank and Trust Co.	02/05/21	(2,000)
EUR 816,783	USD 997,306	State Street Bank and Trust Co.	02/05/21	(6,040)
USD 55,799	EUR 45,977	State Street Bank and Trust Co.	02/05/21	–
CHF 1,054,065	USD 1,179,350	State Street Bank and Trust Co.	02/05/21	4,086
NOK 9,374,565	USD 1,059,818	State Street Bank and Trust Co.	02/05/21	34,634
USD 1,077,082	GBP 784,891	State Street Bank and Trust Co.	02/05/21	1,653
USD 2,252,952	NZD 3,193,073	State Street Bank and Trust Co.	02/05/21	(41,599)
GBP 849,564	USD 1,143,823	State Street Bank and Trust Co.	02/05/21	20,219
HKD 547,037	USD 70,575	State Street Bank and Trust Co.	03/05/21	(17)
CNY 10,530,005	USD 1,627,491	State Street Bank and Trust Co.	03/05/21	1,319
KRW 4,387,215,010	USD 4,054,390	State Street Bank and Trust Co.	03/05/21	(131,123)
USD 1,607,784	RON 6,385,749	State Street Bank and Trust Co.	03/05/21	19,458
SGD 804,588	USD 611,045	State Street Bank and Trust Co.	03/05/21	(5,377)
PLN 2,478,659	USD 671,078	State Street Bank and Trust Co.	03/05/21	(5,446)
USD 14,870	ZAR 217,395	State Street Bank and Trust Co.	03/05/21	557
MYR 2,951,127	USD 737,597	State Street Bank and Trust Co.	03/05/21	(10,381)
USD 795,006	COP 2,859,724,414	State Street Bank and Trust Co.	04/09/21	(4,287)
USD 2,165,344	PEN 7,891,930	State Street Bank and Trust Co.	04/09/21	(3,961)
CLP 66,699,868	USD 90,012	State Street Bank and Trust Co.	04/09/21	822
BRL 467,160	USD 85,914	State Street Bank and Trust Co.	04/09/21	(692)
USD 2,165,079	PEN 7,891,930	State Street Bank and Trust Co.	04/09/21	(4,225)
MXN 17,891,687	USD 874,309	State Street Bank and Trust Co.	04/09/21	(7,789)
USD 2,175,829	PEN 7,891,930	State Street Bank and Trust Co.	04/09/21	6,524
SEK 7,612,701	USD 914,374	The Bank of New York Mellon	02/05/21	(3,334)
USD 3,159,514	NZD 4,417,542	The Bank of New York Mellon	02/05/21	(14,945)
USD 86,085	BRL 467,160	The Bank of New York Mellon	02/05/21	710
CHF 590,995	USD 672,829	The Bank of New York Mellon	02/05/21	(9,298)
GBP 2,305,731	USD 3,168,387	The Bank of New York Mellon	02/05/21	(9,159)
AUD 7,324	USD 5,632	The Bank of New York Mellon	02/05/21	(34)
USD 34,247	JPY 3,570,925	The Bank of New York Mellon	02/05/21	155
EUR 1,100,980	USD 1,357,731	The Bank of New York Mellon	02/05/21	(21,558)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

EUR 5,757,605	USD 7,097,040	The Bank of New York Mellon	02/05/21	$(109,485)
NZD 1,237,464	USD 890,109	The Bank of New York Mellon	02/05/21	(864)
USD 89,986	CLP 66,699,868	The Bank of New York Mellon	02/05/21	(789)
NZD 937,050	USD 666,315	UBS AG	02/05/21	7,051
USD 1,759,844	EUR 1,435,265	UBS AG	02/05/21	17,975
USD 880,466	MXN 17,891,687	UBS AG	02/05/21	7,923
				$557,276

At January 31, 2021, the following futures contracts were outstanding for Voya Global Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	29	03/15/21	$3,232,913	$(15,845)
Australia 3-Year Bond	27	03/15/21	2,422,972	1,317
Canada 10-Year Bond	30	03/22/21	3,462,991	(23,110)
Euro-Bobl 5-Year	130	03/08/21	21,337,209	5,507
Euro-Bund	66	03/08/21	14,196,692	(11,936)
Euro-Buxl® 30-year German Government Bond	34	03/08/21	9,130,978	(84,905)
Euro-OAT	81	03/08/21	16,422,545	(29,981)
Euro-Schatz	163	03/08/21	22,217,832	825
Japan 10-Year Bond (TSE)	15	03/15/21	21,741,372	(11,210)
Japanese Government Bonds 10-Year Mini	16	03/12/21	2,318,163	(4,637)
Long Gilt	76	03/29/21	13,960,841	(17,213)
Long-Term Euro-BTP	50	03/08/21	9,162,288	(15,411)
U.S. Treasury Ultra Long Bond	4	03/22/21	818,875	(9,297)
			$140,425,671	$(215,896)
Short Contracts:
U.S. Treasury 10-Year Note	(270)	03/22/21	(36,998,438)	230,225
U.S. Treasury 2-Year Note	(14)	03/31/21	(3,093,672)	(245)
U.S. Treasury 5-Year Note	(158)	03/31/21	(19,888,250)	1,004
U.S. Treasury Long Bond	(30)	03/22/21	(5,061,563)	157,414
U.S. Treasury Ultra 10-Year Note	(107)	03/22/21	(16,459,609)	337,488
			$(81,501,532)	$725,886

At January 31, 2021, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	Semi-Annual	1.283%	Semi-Annual	04/14/30	CAD	4,200,000	$635	$635
Pay	6-month GBP-LIBOR	Semi-Annual	0.490	Semi-Annual	04/02/23	GBP	3,000,000	33,586	33,586
Pay	6-month GBP-LIBOR	Semi-Annual	0.507	Semi-Annual	04/09/23	GBP	3,000,000	35,299	35,299
Pay	6-month GBP-LIBOR	Semi-Annual	0.566	Semi-Annual	03/30/45	GBP	3,250,000	(192,658)	(192,658)
Pay	6-month GBP-LIBOR	Semi-Annual	1.483	Semi-Annual	04/29/49	GBP	250,000	66,573	66,573
Pay	6-month GBP-LIBOR	Semi-Annual	0.687	Semi-Annual	02/01/51	GBP	500,000	(11,869)	(11,869)
Pay	6-month JPY-LIBOR	Semi-Annual	0.147	Semi-Annual	12/07/35	JPY	120,000,000	(10,399)	(10,399)
Pay	6-month JPY-LIBOR	Semi-Annual	0.583	Semi-Annual	02/13/44	JPY	80,000,000	32,914	32,914
Pay	6-month JPY-LIBOR	Semi-Annual	0.375	Semi-Annual	01/13/46	JPY	140,000,000	(14,234)	(14,234)
Pay	6-month JPY-LIBOR	Semi-Annual	0.296	Semi-Annual	07/20/50	JPY	140,000,000	(65,164)	(65,164)
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD	833,000	123,893	123,893
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD	616,000	79,246	79,246
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD	850,000	71,215	71,215
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	3,090,000	441,717	441,717
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	1,600,000	376,061	376,061
Receive	6-month GBP-LIBOR	Semi-Annual	0.363	Semi-Annual	02/01/28	GBP	1,300,000	4,736	4,736
Receive	6-month GBP-LIBOR	Semi-Annual	0.496	Semi-Annual	02/01/31	GBP	400,000	2,686	2,686
Receive	6-month GBP-LIBOR	Semi-Annual	0.581	Semi-Annual	04/02/50	GBP	500,000	31,863	31,863
Receive	1-month USD-LIBOR	Monthly	1.493	Monthly	09/12/21	USD	28,000,000	(241,481)	(241,481)
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	18,400,000	(598,052)	(598,052)
Receive	3-month USD-LIBOR	Quarterly	1.664	Semi-Annual	12/18/22	USD	12,000,000	(336,172)	(336,172)
Receive	1-month USD-LIBOR	Monthly	1.522	Monthly	10/30/24	USD	9,000,000	(419,266)	(419,266)
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	2,130,000	(186,902)	(186,902)
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	2,360,000	(232,054)	(232,054)
Receive	1-month USD-LIBOR	Monthly	2.843	Monthly	04/30/25	USD	2,600,000	(276,040)	(276,040)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	1-month USD-LIBOR	Monthly	3.053%	Monthly	10/18/25	USD	1,140,000	$(142,073)	$(142,073)
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,420,000	(323,596)	(323,596)
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,970,000	(268,299)	(268,299)
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD	1,600,000	(280,308)	(280,308)
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	1,270,000	(180,818)	(180,818)
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD	530,000	(126,193)	(126,193)
Receive	1-month USD-LIBOR	Monthly	2.940	Monthly	08/03/48	USD	500,000	(172,769)	(172,769)
								$(2,777,923)	$(2,777,923)

At January 31, 2021, the following OTC total return swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Japanese Government 20-year Issue	At Maturity	(0.05)%	At Maturity	BNP Paribas	02/05/21	JPY	462,000,000	$(40,034)	$–	$(40,034)
Receive	Japanese Government 5-year Issue	At Maturity	(0.02)%	At Maturity	BNP Paribas	03/10/21	JPY	2,350,000,000	(5,171)	–	(5,171)
Receive	Japanese Government 30-year Issue	At Maturity	(0.03)%	At Maturity	BNP Paribas	04/22/21	JPY	350,000,000	1,982	–	1,982
Receive	Japanese Government 20-year Issue	At Maturity	0.00%	At Maturity	Citibank N.A.	04/08/21	JPY	430,000,000	(10,811)	–	(10,811)
									$(54,034)	$–	$(54,034)

At January 31, 2021, the following OTC purchased credit default swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Reference Entity(2)	Fixed Rate	Pay/ Receive Financing Rate	Strike Price	Expiration Date	Notional Amount		Cost	Fair Value
Put on 5-Year Credit Default Swap	JPMorgan Chase Bank N.A.	CDX North American High Yield Index, Series 35, Version 1	5.000%	Pay	103.500%	02/17/21	USD	3,146,000	$36,179	$3,538
									$36,179	$3,538

At January 31, 2021, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	04/15/21	0.743	USD	19,872,000	$162,255	$176,696
						$162,255	$176,696

At January 31, 2021, the following OTC written foreign currency options were outstanding for Voya Global Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Premiums Received	Fair Value
Call USD vs. Put AUD	BNP Paribas	02/17/21	0.763	USD	11,245,000	$83,888	$(95,889)
						$83,888	$(95,889)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

At January 31, 2021, the following OTC purchased interest rate swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 10-Year Interest Rate Swap(3)	BNP Paribas	Pay	-0.140%	6-month EUR-EURIBOR	04/19/21	EUR	15,901,880	$82,999	$103,735
								$82,999	$103,735

At January 31, 2021, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(4)	BNP Paribas	Pay	-0.290%	6-month EUR-EURIBOR	04/19/21	USD	8,020,079	$27,247	$(21,432)
								$27,247	$(21,432)

(1)	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
(2)	Payments received quarterly.
(3)	Fund pays the exercise rate annually and receives the floating rate index semi-annually.
(4)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

USD	-	United States Dollar
ZAR	-	South African Rand

At January 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

  Cost for federal income tax purposes was $424,387,073.

  Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$21,775,592
Gross Unrealized Depreciation	(10,015,165)
Net Unrealized Appreciation	$11,760,427